Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ELBIT SYSTEMS LTD
Entity Central Index Key	0001027664
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	41,881,745

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 199,241	$ 202,577
Short-term bank deposits	15,444	21,693
Available for sale marketable securities	50,111
Trade and unbilled receivables, net	688,129	669,524
Other receivables and prepaid expenses	180,103	180,024
Inventories, net of customer advances	751,247	761,269
Total current assets	1,884,275	1,835,087
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	126,482	110,159
Long-term trade and unbilled receivables	229,687	162,762
Long-term bank deposits and other receivables	19,269	12,215
Deferred income taxes, net	31,465	36,130
Severance pay fund	302,680	283,477
Total long-term investments and receivables	709,583	604,743
PROPERTY, PLANT AND EQUIPMENT, NET	501,286	517,608
GOODWILL	500,598	499,326
OTHER INTANGIBLE ASSETS, NET	214,963	263,746
Total assets	3,810,705	3,720,510
CURRENT LIABILITIES:
Short-term bank credit and loans	181	2,998
Current maturities of long-term loans and Series A Notes	90,056	127,627
Trade payables	260,975	303,601
Other payables and accrued expenses	704,450	756,529
Customer advances in excess of costs incurred on contracts in progress	453,382	407,222
Total current liabilities	1,509,044	1,597,977
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	173,745	302,255
Series A Notes, net of current maturities	408,610	235,319
Employee benefit liabilities	407,661	394,115
Deferred income taxes and tax liabilities, net	48,787	48,467
Customer advances in excess of costs incurred on contracts in progress	156,497	154,696
Other long-term liabilities	55,735	59,961
Total long-term Liabilities	1,251,035	1,194,813
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels ("NIS") par value each; Authorized - 80,000,000 shares as of December 31, 2012 and 2011; Issued 43,290,666 and 43,257,077 shares as of December 31, 2012 and 2011, respectively; Outstanding 41,881,745 and 42,607,788 shares as of December 31, 2012 and 2011, respectively	12,105	12,093
Additional paid-in capital	237,234	232,407
Treasury shares - 1,408,921 and 649,289 shares as of December 31, 2012 and 2011, respectively	(40,428)	(14,422)
Accumulated other comprehensive loss	(33,544)	(56,226)
Retained earnings	841,748	724,485
Total Elbit Systems Ltd. equity	1,017,115	898,337
Non-controlling interests	33,511	29,383
Total equity	1,050,626	927,720
Total liabilities and equity	$ 3,810,705	$ 3,720,510

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	43,290,666	43,257,077
Common stock, shares outstanding	41,881,745	42,607,788
Treasury stock, shares	1,408,921	649,289

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Income [Abstract]
Revenues	$ 2,888,607		$ 2,817,465		$ 2,670,133
Cost of revenues	2,072,742		2,085,451		1,872,263
Gross profit	815,865		732,014		797,870
Operating expenses:
Research and development, net	233,387		241,092		234,131
Marketing and selling	241,911		235,909		229,942
General and administrative	137,517		139,349		131,200
Other operating income, net					(4,756)
Total operating expenses	612,815		616,350		590,517
Operating income	203,050		115,664		207,353
Financial expenses, net	(26,086)		(13,569)		(21,251)
Other income, net	78		1,909		13,259
Income before income taxes	177,042		104,004		199,361
Income taxes	17,099		13,624		24,037
Net income after taxes	159,943		90,380		175,324
Equity in net earnings of affiliated companies and partnerships	11,160		15,377		18,796
Income from continuing operations	171,103		105,757		194,120
Income (loss) from discontinued operations and impairment, net	(616)		(15,977)		921
Net income	170,487		89,780		195,041
Less: net loss (income) attributable to non-controlling interests	(2,608)		508		(11,543)
Net income attributable to Elbit Systems Ltd.'s shareholders	167,879	[1]	90,288		183,498
Basic net earnings (losses) per share:
Continuing operations	$ 3.99		$ 2.33		$ 4.29
Discontinued operations	$ (0.01)		$ (0.22)		$ 0.01
Total	$ 3.98		$ 2.11		$ 4.3
Diluted net earnings (losses) per share:
Continuing operations	$ 3.98		$ 2.31		$ 4.24
Discontinued operations	$ (0.01)		$ (0.22)		$ 0.01
Total	$ 3.97		$ 2.09		$ 4.25
Weighted average number of shares used in computation of basic earnings per share	42,190	[1]	42,764	[1]	42,645	[1]
Weighted average number of shares used in computation of diluted earnings per share	42,277	[1]	43,131	[1]	43,217	[1]
Amounts attributable to Elbit Systems Ltd.'s shareholders
Income from continuing operations, net of income taxes	168,245		99,778		182,951
Discontinued operations, net of income taxes	(366)		(9,490)		547
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 167,879	[1]	$ 90,288		$ 183,498

[1]	In thousands

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 170,487	$ 89,780	$ 195,041
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	1,972	(5,597)	2,991
Unrealized gains (losses) on derivative instruments	24,885	(20,025)	6,668
Pension and post-retirment benefit plans	(4,956)	(15,807)	(2,781)
Unrealized gains (losses) on available-for-sale marketable securities	781	3,663	(2,925)
Other comprehensive income (loss), net of tax	22,682	(37,766)	3,953
Total other comprehensive income	193,169	52,014	189,994
Less: comprehensive income (loss) attributable to non-controlling interest	(4,128)	4	(10,508)
Comprehensive income attributable to Elbit Systems Ltd.'s shareholders	$ 189,041	$ 52,018	$ 179,486

Statements Of Changes In Equity (USD $)	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Non-Controlling Interest [Member]	Total
Balance, value at Dec. 31, 2009	$ 12,006,000	$ 272,127,000	$ (22,413,000)	$ 575,469,000	$ (4,321,000)	$ 24,326,000	$ 857,194,000
Balance, shares at Dec. 31, 2009	42,530,895
Exercise of options, value	44,000	3,546,000					3,590,000
Exercise of options, shares	162,445						223,020
Stock-based compensation		5,211,000					5,211,000
Tax benefit in respect of options exercised		710,000					710,000
Dividends paid				(63,137,000)			(63,137,000)
Fair value of non-controlling interests related to the acquisition of ITL						4,298,000	4,298,000
Other comprehensive income, net of tax			3,953,000			(1,035,000)	2,918,000
Net income attributable to non-controlling interests						11,543,000	11,543,000
Net loss attributable to non-controlling interest from discontinued operation						(374,000)	(374,000)
Net income attributable to Elbit Systems Ltd.'s shareholders				183,498,000			183,498,000
Balance, value at Dec. 31, 2010	12,050,000	281,594,000	(18,460,000)	695,830,000	(4,321,000)	38,758,000	1,005,451,000
Balance, shares at Dec. 31, 2010	42,693,340
Exercise of options, value	43,000	3,790,000					3,833,000
Exercise of options, shares	154,816						226,965
Stock-based compensation		1,996,000					1,996,000
Tax benefit in respect of options exercised		169,000					169,000
Dividends paid				(61,633,000)			(61,633,000)
Purchase of treasury shares	(240,368)				(10,101,000)		(10,101,000)
Purchase of subsidiary shares from non-controlling interest		(55,142,000)				(15,858,000)	(71,000,000)
Other comprehensive income, net of tax			(37,766,000)			504,000	(37,262,000)
Net income attributable to non-controlling interests						(508,000)	(508,000)
Net loss attributable to non-controlling interest from discontinued operation						6,487,000	6,487,000
Net income attributable to Elbit Systems Ltd.'s shareholders				90,288,000			90,288,000
Balance, value at Dec. 31, 2011	12,093,000	232,407,000	(56,226,000)	724,485,000	(14,422,000)	29,383,000	927,720,000
Balance, shares at Dec. 31, 2011	42,607,788						42,607,788
Exercise of options, value	12,000	1,340,000					1,352,000
Exercise of options, shares	33,589						69,898
Stock-based compensation		3,326,000					3,326,000
Tax benefit in respect of options exercised		161,000					161,000
Dividends paid				(50,616,000)			(50,616,000)
Purchase of treasury shares	(759,632)				(26,006,000)		(26,006,000)
Other comprehensive income, net of tax			22,682,000			1,520,000	24,202,000
Net income attributable to non-controlling interests						2,608,000	2,608,000
Net income attributable to Elbit Systems Ltd.'s shareholders				167,879,000			167,879,000	[1]
Balance, value at Dec. 31, 2012	$ 12,105,000	$ 237,234,000	$ (33,544,000)	$ 841,748,000	$ (40,428,000)	$ 33,511,000	$ 1,050,626,000
Balance, shares at Dec. 31, 2012	41,881,745						41,881,745

[1]	In thousands

Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Changes In Equity [Abstract]
Other comprehensive income, tax expense (benefit)	$ 1,574	$ (10,400)	$ (1,801)

Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 170,487	$ 89,780	$ 195,041
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	138,796	150,618	132,141
Write-off impairment and discontinued operations, net	616	15,977	1,284
Stock-based compensation	3,326	1,996	5,211
Amortization of Series A Notes discount (premium) and related issuance costs, net	153	422	(258)
Deferred income taxes and reserve, net	6,579	(8,777)	(28,162)
Loss (gain) on sale of property, plant and equipment	1,197	(1,645)	(1,426)
Loss (gain) on sale of investment	(829)	2,189	(19,151)
Equity in net earnings of affiliated companies and partnerships, net of dividend received(*)	(1,602)	(270)	(8,791)
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade receivables, and prepaid expenses	(91,988)	(65,062)	(84,708)
Decrease (increase) in inventories, net	10,022	(95,363)	(49,724)
Increase (decrease) in trade payables, other payables and accrued expenses	(75,724)	17,225	76,807
Severance, pension and termination indemnities, net	(10,612)	1,879	4,160
Increase (decrease) in advances received from customers	47,961	81,946	(36,396)
Net cash provided by operating activities	198,382	190,915	186,028
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(81,637)	(121,977)	(138,644)
Acquisitions of subsidiaries and business operations (Schedule A)		(12,173)	(229,556)
Investments in affiliated companies and other companies	(4,241)	(13,555)	(4,956)
Proceeds from sale of property, plant and equipment	7,335	15,059	10,667
Proceeds from sale of investments	705	329	27,941
Investment in long-term deposits	(779)	(609)	(14,484)
Proceeds from sale of long-term deposits	2,849	40,396	30,240
Investment in short-term deposits and available-for-sale marketable securities	(340,899)	(88,842)	(189,345)
Proceeds from sale of short-term deposits and available-for-sale marketable securities	299,029	126,306	252,550
Net cash used in investing activities	(117,638)	(55,066)	(255,587)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	1,352	3,833	3,590
Purchase of non-controlling interests		(71,000)
Repayment of long-term loans	(319,601)	(73,666)	(488,657)
Proceeds from long-term loans	122,038	172,303	387,692
Proceeds from issuance of Series A Notes	246,973		283,213
Series A Notes issuance costs	(2,035)		(2,530)
Purchase of treasury shares	(26,006)	(10,101)
Repayment of Series A Notes and convertible debentures	(53,530)	(29,998)
Purchase of convertible debentures of a subsidiary		(2,121)
Dividends paid	(50,616)	(61,633)	(63,137)
Tax benefit in respect of options exercised	161	169	710
Change in short-term bank credit and loans, net	(2,817)	(12,117)	(40,972)
Net cash provided by (used in) financing activities	(84,081)	(84,331)	79,909
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,336)	51,518	10,350
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	202,577	151,059	140,709
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	199,241	202,577	151,059
dividend received from affiliated companies and partnership	9,558	15,107	10,925
Cash paid during the year for:
Income taxes, net	5,734	18,955	60,759
Interest	$ 19,168	$ 10,258	$ 13,524

Schedule A (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents)		$ 306	$ (57,937)
Property, plant and equipment		1,938	56,233
Other long-term assets			16,008
Goodwill and other intangible assets		17,993	261,910
Deferred income taxes		(1,171)	(15,515)
Long-term liabilities		(6,893)	(26,845)
Non-controlling interest			(4,298)
Estimated net fair value of assets acquired and liabilities assumed		$ 12,173	$ 229,556

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General

Note 1 - GENERAL

A. Elbit Systems Ltd. ("Elbit Systems") is an Israeli corporation, 46.75% owned by the Federmann Group. Elbit Systems' shares are traded on the Nasdaq National Market in the United States ("Nasdaq") and on the Tel Aviv Stock Exchange ("TASE"). Elbit Systems and its subsidiaries (collectively the "Company") are engaged mainly in the field of defense electronics, homeland security and commercial aviation. Elbit Systems' principal wholly-owned subsidiaries are the Elbit Systems of America, LLC ("ESA") companies, Elbit Systems Electro-Optics Industries Elop Ltd. ("Elop"), Elbit Systems Land and C4I Ltd. ("ESLC") and Elbit Systems EW and SIGINT – Elisra Ltd. ("Elisra") (formerly known as Elisra Electronic Systems Ltd.).

B. A majority of the Company's revenues are derived from direct or indirect sales to governments or to governmental agencies. As a result, a substantial portion of the Company's sales is subject to the special risks associated with sales to governments or to governmental agencies. These risks include, among others, the dependency on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental registration, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company's products and for its suppliers. As for major customers, refer to Note 22(C).

C. In December 2011, the Israeli Government, due to political considerations, did not renew the Company's export authorization to complete performance under an approximately $90,000 contract to supply systems to a foreign customer. As a result of the cessation of the program, and in accordance with our legal advisors opinion, the Company recorded in its 2011 results of operations an expense of approximately $72,800 ($62,000 net of taxes), which was included in cost of goods sold. In May 2012, the foreign customer drew down an amount of approximately $33,600 in advance and performance guarantees. The remaining balance will be utilized after 2013. In November 2012, following discussions with the Israeli Government regarding a possible compensatory settlement (which discussions did not result in an agreement regarding such settlement), the Company filed a lawsuit against the Government of Israel to recover damages and resulting expenses in the amount of approximately $74,000 in connection with the cancellation of the export authorization. The lawsuit was filed with the District Court of the Central Region of Israel.

D. DISCONTINUED OPERATIONS
 Fraser-Volpe LLC ("FV") is a U.S. Company held approximately 59.4% by the Company through the Company's wholly-owned subsidiary ITL Optronics Inc. ("ITL"). ITL and FV were acquired by the Company in the fourth quarter of 2010, as part of the acquisition of the Mikal group of companies, with the balance of ITL's shares being acquired in February 2011.

Since the acquisition date, Company's management is committed to and still is in process of selling its holdings in FV. Accordingly, FV was classified in the consolidated financial statements as held-for-sale, discontinued operations, in accordance with the criteria set in ASC 360-10-45-9, and the operating results and the cash flows for the years ended at December 31, 2012 and 2011 were classified as discontinued operations, in accordance with ASC 205-20, "Discontinued Operations".

During the third quarter of 2011, the Company recognized an impairment loss of approximately $16,000 on its holdings in FV, of which the non-controlling interest was approximately $6,500. Net loss recognized in the financial statements related to the above mentioned impairment was approximately $9,500.

As of December 31, 2012 and 2011, net assets related to FV amounted to $1,172 and $1,748, respectively, and are included in "Other Receivables and Prepaid Expenses" (See Note 4).

 In October 2012 the Company signed an agreement for the sale of its interest in FV for an amount of $2,000 for which a down payment of $100 was paid by the purchaser in December 2012. The results of operations and cash flows of the discontinued operations, for each of the three years ended December 31, 2012, were immaterial. The Company expects to finalize the sale during 2013.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

A. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from estimated results.

B. FUNCTIONAL CURRENCY

The Company's revenues are generated mainly in U.S. dollars. In addition, most of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those foreign subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income in equity.

C. PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and it's wholly and majority-owned subsidiaries.

Intercompany transactions and balances, including profit from intercompany yet realized outside the Company, have been eliminated upon consolidation.

D. COMPREHENSIVE INCOME

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. Upon adoption of the new guidance, the Company elected to present a separate statement of consolidated comprehensive income.

The components of accumulated other comprehensive income (loss), net of taxes, in the amount of $23,845 and $25,419 at December 31, 2012 and 2011, respectively, were as follows:

	Year ended December 31,
	2012	2011
Foreign currency translation differences	$(5,189)	$(7,161)
Unrealized gains (losses) on derivative instruments	14,771	(10,114)
Pension and post–retirement benefit plans	(42,354)	(37,398)
Unrealized gains (losses) on available-for-sale marketable securities	$(772)	$(1,553)

Accumulated other comprehensive income (loss), net of taxes	$(33,544)	$(56,226)

E. BUSINESS COMBINATIONS

The Company applies ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquire at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

F. CASH AND CASH EQUIVALENTS

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.

G. SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, which approximates fair value.

H. AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for all its investments in debt securities and for investments in marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, "Investments - Debt and Equity Securities". The Company classifies all debt securities and marketable equity securities as "available-for-sale". All of the Company's investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, as accumulated other comprehensive income ("OCI").

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial expenses, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary impairment ("OTTI"). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in earnings. Amounts relating to factors other than credit losses are recorded in OCI.

I. INVENTORIES

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows;

· Raw materials using the average or FIFO cost method.· Work in progress:

· Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

· Labor overhead is generally included on a basis of updated hourly rates and is allocated to each project according to the amount of hours expended.

Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Advances from customers are allocated to the applicable contract inventories and are deducted from the inventory balance. Advances in excess of related inventories are classified as liabilities.

Pre-contract costs are generally expenses, but can be deferred and included in inventory, only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 605-35.

J. INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

Investments in affiliated companies and partnerships that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% and 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, "Investments-Equity Method and Joint Ventures-In-substance Common Stock" and ASC 323-10-40-1, "Investment-Equity Method and Joint Ventures-Investee Capital Transactions".

A change in the Company's proportionate share of an investee's equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2012 and 2011, no material impairment was recognized.

K. VARIABLE INTEREST ENTITIES

ASC 810-10, "Consolidation", provides a framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidates a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination about whether the Company should consolidate a VIE is evaluated continuously as existing relationships change or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. The amendment clarifies that losses of partially owned consolidated subsidiaries shall continue to be allocated to the non-controlling interests even when their investment was already reduced to zero.

UAV Tactical Systems Ltd. ("U-TacS") in the U.K. is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its loss or right to majority of its earnings based upon holding the majority voting rights in U-TacS (51%), U-TacS is consolidated in the Company's financial statements.

L. LONG-TERM RECEIVABLES

Long-term trade, unbilled and other receivables, with long-term payment terms, which are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).

M. LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

N. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company's own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.

Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*) Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

O. OTHER INTANGIBLE ASSETS

Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method, or the accelerated method, which ever better reflects the applicable expected utilization pattern.

P. IMPAIRMENT OF LONG-LIVED ASSETS

The Company's long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 "Property, Plant and Equipment – Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets (or assets group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For each of the three years in the period ended December 31, 2012, no material impairment has been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or assets groups).

Q. GOODWILL IMPAIRMENT

Goodwill is subject to an annual impairment test at the reporting unit level (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, "Intangibles – Goodwill and Other".

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2012, no material impairment losses have been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

R. SEVERANCE PAY

Elbit Systems' and its Israeli subsidiaries' obligations for severance pay are calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The obligation is provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance to the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $58,326, $50,018 and $50,228, respectively.

S. PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation – Retirement Benefits" (See Note 17).

T. REVENUE RECOGNITION

The Company generates revenues principally from long-term contracts involving the design, development, manufacture and integration of defense systems and products. In addition, to a minor extent, the Company provides support and services for such systems and products.

Revenues from long-term contracts are recognized primarily using ASC 605-35, "Construction-Type and Production-Type Contracts", according to which revenues are recognized on the percentage-of-completion basis.

Sales under long-term fixed-price contracts which provide for a substantial level of development efforts in relation to total contract efforts are recorded using the cost-to-cost method of accounting as the basis to measure progress toward completing the contract and recognizing revenues using the percentage-of-completion basis. According to this method, sales and profits are recorded based on the ratio of costs incurred to estimated total costs at completion. In certain circumstances, when measuring progress toward completion, the Company considers other factors, such as achievement of performance milestones.

Sales and anticipated profit under long-term fixed-price contracts which provide for a substantial level of production effort are recorded on a percentage-of-completion basis, using the units-of-delivery as the basis to measure progress toward completing the contract and recognizing revenues. In certain circumstances, which involve long-term fixed-price production type contracts for non-homogenous units or small quantities of units, or when the achievement of performance milestones provides a more reliable and objective measure of the extent of progress toward completion, revenue is recognized based on the achievement of performance milestones.

Sales and anticipated profit under long-term fixed-price contracts that involve both development and production efforts are recorded using the cost-to-cost method and units-of-delivery method as applicable to each phase of the contract, as the basis to measure progress toward completion. In addition, when measuring progress toward completion under the development portion of the contract, in certain circumstances, the Company considers other factors, such as achievement of performance milestones.

The percentage-of-completion method of accounting requires management to estimate the cost and gross profit margin for each individual contract. Estimated gross profit or loss from long-term contracts may change due to differences between actual performance and original estimated forecasts.

Any changes in estimated gross profit from prior estimates are recognized in results of operations in the current period when they are reasonably determinable by management, for the inception-to-date effect of such changes (on a cumulative catch-up basis). Anticipated losses on contracts are charged to earnings when determined to be probable.

Sales under cost-reimbursement-type contracts are recorded as costs are incurred. Applicable estimated profits are included in earnings in the proportion that incurred costs bear to total estimated costs.

Amounts representing contract change orders, claims or other items are included in sales only when they can be reliably estimated and realization is probable. Penalties and awards applicable to performance on contracts are considered in estimating sales and profit rates and are recorded when they are probable and there is sufficient information to assess anticipated contract performance.

The Company believes that the use of the percentage-of-completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, revenue is recognized when the Company expects to perform its contractual obligations, and its customers are expected to satisfy their obligations under the contract.

Management reviews periodically the estimates of progress towards completion and project costs. These estimates are determined based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed periodically for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract's completion and project cost.

A number of internal and external factors affect the Company's cost estimates, including labor rates, estimated future prices of material, revised estimates of uncompleted work, efficiency variances, linkage to indices and exchange rates, customer specifications and testing requirement changes. If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company's consolidated financial statements.

In certain circumstances, sales under short-term fixed-price production type contracts or sale of products are accounted for in accordance with SAB No. 104, "Revenue Recognition in Financial Statements" ("SAB 104"), and recognized when all the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collectability is reasonably assured.

In cases where the contract involves the delivery of products and performance of services, or other obligations such as buy-back (See Note 20(B)), the Company follows the guidelines specified in ASC 605-25, "Revenue Recognition – Multiple-Element Arrangements" in order to allocate the contract consideration between the identified different elements using the relative selling price method to allocate the entire arrangement consideration. The selling price for each element would be allocated by using a hierarchy of: (1) Vendor Specific Objective Evidence ("VSOE"); (2) third-party evidence of the selling price for that element; or (3) estimated selling price ("ESP"), for individual elements of an arrangement when VSOE or third-party evidence of the selling price is unavailable. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers products and services and internal costs.

The determination of ESP is judgmental and is made through consultation with and approval by management.

Service revenues include contracts primarily for the provision of supplies or services other than associated with design, development or production activities. It may be a stand-alone service contract or a service element, which was separated from the design, development or production contract according to the criteria established in ASC 605-25. Service contracts primarily include operation and maintenance contracts, outsourcing-type arrangements, return and repair contracts, training, installation services, etc. Revenues from services were less than 10% of consolidated revenues in each of the years ended December 31, 2012, 2011 and 2010. As for research and development costs accounted for as contract costs refer to Note 2(V).

U. WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are: (1) estimated as part of the total contract's cost or (2) recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company's warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary. Specific warranty reserves are recorded in the period defects or potential products failures are identified and recorded based on estimates made by management. The estimates are evaluated on a periodic basis.

Changes in the Company's provision for warranty, which is included in other payables and accrued expenses in the Balance Sheet, are as follows:

	2012	2011
Balance, at January 1	$176,831	$164,778
Warranties issued during the year	81,952	75,434
Reduction due to warranties forfeited or claimed during the year	(69,070)	(63,381)
Balance, at December 31	$189,713	$176,831

V. RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements which are recorded as part of cost of revenues, over the period that revenue is recognized, consistent with the Company's revenue recognition accounting policy. The Company does not have significant stand-alone research and development arrangements performed for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Chief Scientist's Office ("OCS") and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues. For more information regarding OCS royalties' commitments see Note 20(A).

W. INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

X. CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, marketable securities and trade receivables.

The majority of the Company's cash and cash equivalents and short and long-term deposits are invested with major banks mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's marketable securities include investment in corporate debentures, U.S. Treasury Bills, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States and Europe. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts, cross currency interest rate swaps and option strategies (together "derivative instruments") intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company's non-dollar currency and interest rates exposures (See Note 2(AA)).

Y. DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in "Financial income (expenses), net", in each reporting period (See Note 24).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

In connection with the issuance of the NIS 1.1 billion Series A Notes in 2010 and the issuance of an additional NIS 0.9 billion Series A Notes in 2012 on the Tel Aviv Stock Exchange (See Note 16), the Company entered into cross-currency interest rate swap transactions with a notional principal of the NIS 1.1 billion and NIS 0.9 billion to effectively hedge the effect of interest and exchange rate difference from NIS Series A Notes. The cross currency interest rate swap effectively converts the fixed interest rate of the debt to a floating interest rate. The terms of the swap agreements substantially match the terms of the debt. Under the terms of the swap agreements, the Company received interest payments semi-annually in NIS at an annual rate of 4.84% on the notional principal and pays interest semi-annually in U.S. Dollars at an annual weighted rate of 1.84% over the six-month LIBOR on the notional principal. The swap agreements are designated as a fair value hedge. The gains and losses related to changes in the fair value of the interest rate swaps are included in interest expense and substantially offset changes in The fair value of the hedged portion of the underlying hedged Series A Notes.

Z. STOCK-BASED COMPENSATION

The Company accounts for share-based arrangements under ASC 718, "Compensation –Stock Compensation", which requires all share-based payments, including grants of employee stock options, to be recognized in the income statement based on their fair values.

The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2012	2011	2010
Dividend yield	2.45%	2.23%	2.20%
Expected volatility	36.07%	31.59%	31.92%
Risk-free interest rate	0.83%	2.01%	1.56%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the average of those ranges are disclosed. Expected volatilities are based on implied volatilities from traded options on Elbit Systems' stock, historical volatility of the stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.

AA. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.

As of December 31, 2012, the fair value of the Series A Notes based on quoted market price of the Tel-Aviv Stock Exchange was approximately $ 477,943.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instruments are categorized as Level 3.

The Company's cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying, and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace and accordingly are categorized as Level 2.

The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Marketable equity securities and government debt securities are classified within Level 1. The Company's corporate debt marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

The Company's foreign currency derivative instruments are classified within Level 2 when the valuation inputs are based on quoted prices and market observable data of similar instruments and in Level 3 when valuation inputs are based on significant unobservable data.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2012 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$12,620	$-	$-
Corporate bonds	-	37,491	-
Foreign currency derivatives and option contracts	-	24,738	-
Cross currency interest rate swap	-	22,415	-
Liabilities
Foreign currency derivative and option contracts	-	(4,992)	-
Total	$12,620	$79,652	$-

	Fair value measurement at
	December 31, 2011 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$-	$-		$-
Foreign currency derivatives and option contracts	-	14,755		-
Cross Currency interest rate swap	-	8,877		-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)		-
Total	$-	$(2,322)		$-

AB. BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares considered outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per ordinary share when their effect is anti-dilutive.

The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 125,709, 76,815 and 23,041 for the years 2012, 2011 and 2010, respectively.

AC. TREASURY SHARES

Elbit Systems' shares held by Elbit Systems and its subsidiaries are recognized at cost and presented in treasury shares as a reduction of shareholders' equity.

AD. RECENT ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2012, the Company retrospectively adopted a new standard issued by the Financial Accounting Standards Board by presenting total comprehensive income and the components of net income and other comprehensive income (loss) in two separate but consecutive statements. The adoption of this guidance resulted only in a change in how the Company presents other comprehensive income in the Company's consolidated financial statements and did not have any impact on the Company's results of operations, financial position or cash flows.

Comparative prior periods amounts are also presented.

AE. RECLASSIFICATIONS

Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.

Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2012
Trade And Unbilled Receivables, Net [Abstract]
Trade And Unbilled Receivables, Net
Note 3 -          TRADE AND UNBILLED RECEIVABLES, NET

	December 31,
	2012	2011
Receivables (1)	$454,641	$456,479
Unbilled receivables	242,616	219,906
Less – allowance for doubtful accounts	(9,128)	(6,861)
	$688,129	$669,524

(1) Includes receivables due from affiliated companies	$20,623	$20,030

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable related to claims are items that the Company believes are earned, but are subject to uncertainty concerning determination of their ultimate realization. Such amounts were not material as of the balance sheet date. Accounts receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2013.

Short and long-term trade and unbilled receivables include receivables from IMOD in the amount of $417,536 and $404,104, as of December 31, 2012 and 2011, respectively.

As for long-term trade and unbilled receivables – see Note 7.

Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses

Note 4 - OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2012	2011
Deferred income taxes, net	$31,801	$35,263
Prepaid expenses	45,219	37,504
Government institutions	56,340	72,266
Derivative instruments	35,580	20,520
Held-for-sale investment (*)	1,172	1,748
Other	9,991	12,723
	$180,103	$180,024

(*) See Note 1(D).

Inventories, Net Of Customer Advances	12 Months Ended
Dec. 31, 2012
Inventories, Net Of Customer Advances [Abstract]
Inventories, Net Of Customer Advances
Note 5 - INVENTORIES, NET OF CUSTOMER ADVANCES

December 31,
	2012	2011
Cost incurred on long-term contracts in progress	$832,642	$866,325
Raw materials	119,416	110,528
Advances to suppliers and subcontractors	35,857	47,168
	987,915	1,024,021
Less -
Cost incurred on contracts in progress deducted from customer advances	68,306	38,048
Advances received from customers (*)	104,297	150,195
Provision for losses on long-term contracts	64,065	74,509
	$751,247	$761,269

(*) The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2012
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies

Note 6 - INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

A. Investments in affiliated companies:

	December 31,
	2012	2011
Companies accounted for under the equity method	$122,237	$105,914
Companies accounted for on a cost basis	4,245	4,245
	$126,482	$110,159

B. Investments in companies accounted for under the equity method:

	December 31,
	2012	2011
SCD (1)	$68,692	$63,854
VSI (2)	16,715	8,154
Opgal (3)	13,470	14,626
Netcity (4)	12,129	10,418
Other(5)	11,231	8,862
	$122,237	$105,914

(1) Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.

(2) Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements. In November 2012, Rockwell Collins and ESA established Rockwell Collins ESA Vision Systems LLC ("RCEVS"), a Delaware limited liability company, held 50% by each party, which will engage in similar activities to VSI .

(3) Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.

(4) UTI NETCITY Investments ("Netcity") is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is engaged in the construction of fiber-telecommunication networks in Romania.

 (5) During 2012, the Company invested in an Asian company approximately $2,789. The Asian company in which the Company holds 51%, is engaged in the assembly and maintenance of communication equipment. The Asian company is not controlled by the Company since the partner has participation rights in the day-to-day to operations, and therefore the Company is not consolidated in the Company's financial statements.

(6) Equity in net earnings of affiliated companies is as follows:

	Year ended December 31,
	2012	2011	2010
SCD	$5,524	$5,807	$11,470
VSI	8,403	8,454	6,265
Other	(2,767)	1,116	1,061
	$11,160	$15,377	$18,796
(7)	The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2012	2011
Current assets	$278,751	$272,274
Non-current assets	114,289	67,151
Total assets	$393,040	$339,425

Current liabilities	$118,506	$158,548
Non-current liabilities	44,137	24,809
Shareholders' equity	230,397	156,068
	$393,040	$339,425

Income Statement Information:

	Year ended December 31,
	2012	2011	2010
Revenues	$385,792	$402,438	$476,286
Gross profit	$102,730	$117,222	$137,228
Net income	$27,596	$38,131	$36,728

(8)	See Note 20(E) for guarantees.

Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2012
Long-Term Trade And Unbilled Receivables [Abstract]
Long-Term Trade And Unbilled Receivables
Note 7 -          LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2012	2011
Receivables	$201	$5,303
Unbilled receivables	229,486	157,459
	$229,687	$162,762

The majority of the long-term unbilled receivables are expected to be billed and collected during the years 2014 - 2016. Long-term trade and unbilled receivables are mainly related to the IMOD.

Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2012
Long-Term Bank Deposits And Other Receivables [Abstract]
Long-Term Bank Deposits And Other Receivables

Note 8 - LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES

December 31,
	2012	2011
Restricted deposits with banks (1)	$-	$2,271
Hedging receivables in respect to Series A Notes (See Note 16)	11,555	3,112
Deposits with banks and other long-term receivables (2)	7,714	6,832
	$19,269	$12,215

(1) Restricted deposits in respect of an issued bank guarantee.

(2) Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A in the amount of $6,093 and $5,427 as of December 31, 2012 and 2011, respectively (See Note 17).

Available-For-Sale Marketable Securities	12 Months Ended
Dec. 31, 2012
Available-For-Sale Marketable Securities [Abstract]
Available-For-Sale Marketable Securities
Note 9 -          AVAILABLE-FOR-SALE MARKETABLE SECURITIES

In 2012 the Company invested approximately $51,000 in available-for-sale marketable securities.

As of December 31, 2012, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$12,428	192	-	$12,620
Corporate debentures - fix and floating interest rate	36,901	594	(4)	37,441
	$49,329	786	(4)	$50,111

The contractual maturities of the available-for-sale marketable securities in future years are as follows:

December 31, 2012
2014	$1,810
2015	9,735
2016	18,016
2017	13,659
2018 and after	2,920
$46,140

As of December 31, 2012, interest receivable amounted to $537, included in other receivables.

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 10 -        PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost (1):
Land, buildings and leasehold improvements (2)	$373,286	$361,246
Instruments, machinery and equipment (3)	641,911	629,290
Office furniture and other	95,080	76,939
Motor vehicles and airplanes	133,467	131,106
	1,243,744	1,198,581
Accumulated depreciation	(742,458)	(680,973)
Depreciated cost	$501,286	$517,608

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $89,551, $93,666 and $84,412, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $36,990 and $29,367 as of December 31, 2012 and 2011, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,158,000	710,000	891,000
Leased	1,896,000	631,000	303,000

(a)
Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.

(b)
Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $239,758 and $173,649 as of December 31, 2012 and 2011, respectively.

As for pledges of assets – see Note 20(I).

Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net

Note 11 - GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A. Composition of identifiable intangible assets:

	Weighted
	average
	useful lives	December 31,
		2012	2011
Original cost:
Technology	10	$254,798	$254,668
Customer relations	6	201,809	201,346
Trademarks and other	11	65,002	64,872
		521,609	520,886
Accumulated amortization:
Technology		140,233	119,598
Customer relations		137,356	115,352
Trademarks and other		29,057	22,190
		306,646	257,140
Amortized cost		$214,963	$263,746

B. Amortization expenses amounted to $49,245, $56,952 and $47,729 for the years ended December 31, 2012, 2011 and 2010, respectively.

C. The estimated aggregate amortization expense for each of the five succeeding fiscal years:

2013	$45,734
2014	43,219
2015	36,901
2016	28,106
2017	16,556
2018 and after	44,447

D. Changes in goodwill, during 2012 are as follows:

2012
Balance, at January 1,	$499,326

Net translation differences (1)	1,272
Balance, at December 31,	$500,598

(1) Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.

Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2012
Short-Term Bank Credit And Loans [Abstract]
Short-Term Bank Credit And Loans
Note 12 -        SHORT-TERM BANK CREDIT AND LOANS

		December 31,
	Interest %	2012	2011
Short-term loans	2.5%	$-	$158
Short-term bank credit	3.42-5%	181	2,840
		$181	$2,998
Weighted average interest rate	2.40%

Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses
Note 13 -        OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2012	2011
Payroll and related expenses	$136,240	$143,805
Provision for vacation pay	47,236	43,401
Provision for income tax, net of advances	35,269	26,858
Other income tax liabilities	34,451	36,707
Value added tax ("VAT") payable	11,160	15,202
Provision for royalties	31,410	31,549
Provision for warranty	196,559	185,067
Derivative instruments	4,956	25,954
Deferred income tax, net	479	-
Provision for losses on long-term contracts (1)	51,850	109,171
Other (2)	154,840	138,815
	$704,450	$756,529

(1)	Includes a provision of $5,167 and $43,900 as of December 31, 2012 and 2011, respectively, related to the cessation of a program with a foreign customer (See Note 1(C)).

(2)
Primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.

Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2012
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress
Note 14	CUSTOMER ADVANCES IN EXCESS OF COSTS INCURRED ON CONTRACTS IN PROGRESS

	December 31,
	2012	2011
Advances received	$782,482	$750,161
Less -
Advances presented under long-term liabilities	156,497	154,696
Advances deducted from inventories	104,297	150,195
	521,688	445,270
Less -
Costs incurred on contracts in progress (See Note 5)	68,306	38,048
	$453,382	$407,222

As for guarantees and liens, See Notes 20(E), 20(G) and 20(I).

Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2012
Long-Term Loans, Net Of Current Maturities [Abstract]
Long-Term Loans, Net Of Current Maturities

Note 15 - LONG-TERM LOANS, NET OF CURRENT MATURITIES

			Years of	December 31,
	Currency	Interest %	maturity	2012	2011
Long-term bank loans(*)	U.S. dollars	Libor +1.25-2.5%	mainly 2-3	$174,381	$369,564
	GBP	Libor + 1.11-3.28%	mainly 1-3	29,917	29,298
	Other	Libor + 1.7-4%	mainly 1-3	1,228	1,408
				205,525	400,270
Less: current maturities				31,781	98,015
				$173,745	$302,255

(*) For covenants see Note 20(F).

As of December 31, 2012 the LIBOR annual rate:

For long-term loans denominated in U.S. dollars was 1.25%.-2.5%.

For long-term loans denominated in GBP was 2.2%.

The maturities of these loans for periods after December 31, 2012 are as follows:

2013 – current maturities	$31,781
2014	75,137
2015	16,895
2016	81,712
$205,525

Series A Notes, Net Of Current Maturities	12 Months Ended
Dec. 31, 2012
Series A Notes, Net Of Current Maturities [Abstract]
Series A Notes, Net Of Current Maturities

Note 16 - SERIES A NOTES, NET OF CURRENT MATURITIES

	December 31,
	2012	2011
Series A Notes	$450,040	$259,094
Less Current maturities	(58,275)	(29,612)
Carrying amount adjustments on Series A Notes(*)	16,158	7,412
Premium (discount) on Series A Notes, net	687	(1,575)
	$408,610	$235,319

(*) As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

In June 2010, the Company issued Series A Notes in the aggregate principal amount of NIS 1.1 billion (approximately $283,000), payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020. The Series A Notes bear a fixed interest rate of 4.84% per annum, payable on June 30 and December 30 of each of the years 2010 through 2020 (the first interest payment was made on December 30, 2010, and the last interest payment will be made on June 30, 2020). Debt issuance costs were approximately $2,530, of which $2,164 was allocated to the Series A Notes discount, and $366 was allocated to deferred issuance costs and are amortized as financial expenses over the term of the Series A Notes due in 2020.

In March 2012, the Company issued additional Series A Notes in the aggregate principal amount of NIS 807 million (approximately $217,420). The immediate gross proceeds received by the Company for the issuance of the March 2012 Series A Notes were approximately NIS 831 million (approximately $224,000). Debt issuance costs were approximately $2,010, of which $1,795 was allocated to the Series A Notes discount, and $215 was allocated to deferred issuance costs and are amortized as financial expenses over the term of the Series A Notes due in 2020. Premium was approximately $3,675 and is amortized as financial income over the term of the Series A Notes due in December 2020.

In May 2012, the Company issued additional Series A Notes in an aggregate principal amount of NIS 92 million (approximately $24,407) through a private placement to Israeli institutional investors. The immediate gross proceeds received by the Company for the issuance of the May 2012 Series A Notes were approximately NIS 95 million (approximately $24,900). Debt issuance costs were approximately $94. These costs were allocated to deferred issuance costs and are amortized as financial expenses over the term of the Series A Notes due in 2020. Premium was approximately $260 and is amortized as financial income over the term of the Series A Notes due in December 2020.

The 2010 Series A Notes together with the 2012 Series A Notes form one single series with the same terms and conditions.

The Series A Notes (principal and interest) are not linked to any currency or index. The Series A Notes are unsecured, non convertible and do not restrict the Company's ability to issue additional notes of any class or distribute dividends in the future. There are no covenants on the Series A Notes. The Series A Notes are listed for trading on the Tel-Aviv Stock Exchange.

 During the years ended December 31, 2012, 2011 and 2010, the Company recorded $10,787, $5,753 and $4,395, respectively, as interest expenses and $153, $422 and $258, respectively, as amortization of debt issuance costs net on the Series A Notes.

The Company also entered into ten-year cross currency interest rate swap transactions in order to effectively hedge the effect of interest and exchange rate differences resulting from the 2010 NIS Series A Notes. Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were consumed. Both the debt and the swap instruments will pay semi-annual coupons on June 30 and December 31. The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2012) plus an average of 1.65% on the principal amount, as compared to the original 4.84% fixed rate. The above transactions qualify for fair value hedge accounting.

On April 2012 and May 2012 the Company entered into cross currency interest rate swap transactions in order to effectively hedge the effect of interest and exchange rate differences resulting from the 2012 issuance of Series A Notes. Under these cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 807 million and NIS 92 million and pay floating six-month USD LIBOR + an average spread of 2.02% on $217,300 and 2.285% on $24,100, respectively, which reflects the U.S. dollar value of the 2012 issued Series A Notes on the specific dates the transactions were consumed. Both the debt and the swap instruments will pay semi-annual coupons on June 30 and December 31. The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations.

As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2012) plus an average of 1.84% on the 2012 principal amounts, as compared to the original 4.84% fixed rate. The above transactions qualify for fair value hedge accounting.

Future principal payments for the Series A Notes are as follows:

December 31, 2012
2013 (current maturities)	$58,275
2014	58,275
2015	58,275
2016	58,275
2017	58,275
2018 and after	175,510
$466,885

Benefit Plans And Obligations For Termination Indemnity	12 Months Ended
Dec. 31, 2012
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Benefit Plans And Obligations For Termination Indemnity
Note 17 -        BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY

The Company's subsidiaries ESA, Telefunken and a European subsidiary sponsor benefit plans for their employees in the U.S., Germany and Belgium, respectively, as follows:

Defined Benefit Retirement Plan based on Employer's Contributions

a)
ESA has three defined benefit pension plans (the "Plans") which cover the employees of ESA's subsidiaries EFW and Kollsman. Monthly benefits are based on years of benefit service and annual compensation. Annual contributions to the Plans are determined using the unit credit actuarial cost method and are equal to or exceed the minimum required by law.  Pension fund assets of the Plans are invested primarily in stocks, bonds and cash through a financial institution, as the investment manager of the Plans' assets. Pension expense is allocated between cost of sales and general and administrative expenses, depending on the responsibilities of the employee. The measurement date for the EFW and Kollsman benefit obligation is December 31.

Participation in ESA's qualified defined benefit plans was frozen as of January 1, 2010 for non-represented employees. Current participants will continue to accrue benefits; however no new non-represented employees will be allowed to enter the plan.

b)
Telefunken Radio Communication Systems GmbH & Co. ("Telefunken"), a wholly-owned German subsidiary, has mainly one defined benefit pension plan (the "P3-plan") which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant's compensation, which accumulate together with the respective interest credits on the employee's cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

c)	A wholly-owned European subsidiary in Belgium has a defined benefit pension plan, which is divided into two categories:

1)
Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)	Pre-retirement death benefit to employees.

The plan is funded and includes profit sharing.

The following table sets forth the Plans' funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Changes in benefit obligation:
Benefit obligation at beginning of year	$153,097	$119,983
Service cost	9,709	8,205
Interest cost	6,567	6,361
Exchange rate differences	299	(508)
Actuarial losses	10,747	21,313
Benefits paid	(3,329)	(2,257)
Benefit obligation at end of year	$177,090	$153,097
Changes in the Plans' Assets:
Fair value of Plans' assets at beginning of year	81,780	69,493
Actual return on Plans' assets (net of expenses)	11,002	(722)
Employer contribution	12,341	15,266
Benefits paid	(3,329)	(2,257)
Fair value of Plans' assets at end of year	$101,794	$81,780
Accrued benefit cost, end of year:
Funded status	(75,296)	(71,317)
Unrecognized net actuarial loss	63,178	60,650
Unrecognized prior service cost	498	584
	$(11,620)	$(10,083)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(85)	(85)
Accrued benefit liability, non-current	(75,211)	(71,232)
Accumulated other comprehensive income, pre-tax	63,676	61,234
Net amount recognized	$(11,620)	$(10,083)

	Year ended December 31,
	2012	2011	2010
Components of the Plans' net periodic pension cost:
Service cost	$9,709	$8,205	$7,031
Interest cost	6,567	6,361	5,858
Expected return on Plans' assets	(6,400)	(5,512)	(4,914)
Amortization of prior service cost	172	104	95
Amortization of transition amount	(131)	(147)	(130)
Amortization of net actuarial loss	4,107	1,988	1,769
Total net periodic benefit cost	$14,023	$10,999	$9,709
Additional information
Accumulated benefit obligation	$167,667	$144,682	$112,643

	December 31,
	2012	2011
Weighted average assumptions:
Discount rate as of December 31	4.1%	4.4%
Expected long-term rate of return on Plans' assets	7.0%	7.3%
Rate of compensation increase	2.2%	2.4%

Asset Allocation by Category as of December 31:

	2012	2011
Asset Category:
Equity Securities	57.5%	56.8%
Debt Securities	34.8%	36.1%
Other	7.7%	7.1%
Total	100.0%	100.0%

The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan's obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2012	2011
Asset Category:
Equity Securities	50%	56.0%
Debt Securities	40%	41.2%
Other	10%	2.8%
Total	100.0%	100.0%

The fair value of the asset values by category at December 31, 2012 is as follows:

		Quoted
		Prices in
		Active
		Markets for		Significant	Significant
		Identical		Observable	Unobservable
		Assets		Inputs	Inputs
Asset Category	Total	(Level 1)		(Level 2)	(Level 3)
Cash	$38	$38		$-	$-
Cash Equivalents:
Money Market Funds (a)	4,153	4,153		-	-
Fixed Income Securities:
Mutual Funds (b)	36,618	36,618		-	-
Equity Securities:
International Companies (c)	1,554	1,554		-	-
Mutual Funds (d)	47,091	47,091		-	-
Other	12,340	12,340
Total	$101,794	$101,794	$		$-

(a) This category includes highly liquid daily traded cash-like vehicles.

(b) This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.

(c) This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

In developing the overall expected long-term rate of return on assets assumption, ESA used a building block approach in which rates of return in excess of inflation were considered separately for equity securities, debt securities, real estate and all other assets. The excess returns were weighted by the representative target allocation and added along with an approximate rate of inflation to develop the overall expected long-term rate of return. It is the policy of ESA to meet the ERISA minimum contribution requirements for a Plan year. The minimum contribution requirements for the 2012 Plan year have been satisfied as of December 31, 2012. Benefit payments over the next five years are expected to be $4,072 in 2013; $4,659 in 2014, $5,258 in 2015, $5,879 in 2016 and $6,587 in 2017.

Retiree Medical Plan

Effective January 1, 2003, ESA commenced offering retiree medical benefits to a limited number of retirees at EFW.

The measurement date for ESA benefit obligation is December 31. The following table sets forth the retiree medical plans' funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Change in Benefit Obligation:
Benefit obligation at beginning of period	$3,145	$2,914
Service cost	299	253
Interest cost	117	151
Actuarial (gain) loss	(688)	(63)
Employee contribution	17	19
Benefits paid	(107)	(129)
Benefit obligation at end of period	$2,781	$3,145

Change in Plan Assets:
Fair value of plan assets at beginning of period	$-	$-
Employer contribution	90	110
Employee contribution	17	19
Benefits paid	(107)	(129)
Fair value of plan assets at end of period	$-	$-
	Year ended December 31,
	2012	2011
Accrued benefit cost, end of period:
Funded status	$(2,781)	$(3,145)
Unrecognized net actuarial loss	246	455
Unrecognized prior service cost	-	-
Accrued benefit cost, end of period	$(2,535)	$(2,690)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(175)	$(111)
Accrued benefit liability, non-current	(2,606)	(3,034)
Accumulated other comprehensive loss, pretax	246	455
Net amount recognized	$(2,535)	$(2,690)

Components of net periodic pension cost (for period):
Service cost	$299	$253
Interest cost	117	151
Amortization of prior service cost	12	74
Amortization of net actuarial loss	-	22
Total net periodic benefit cost	$428	$500
Assumptions as of end of period:
Discount rate	3.78%	3.78%
Health care cost trend rate assumed for next year	8.00%	8.50%
Ultimate health care cost trend rate	5.00%	5.00%

The effect of a 1% change in the health care cost trend rate at December 31, 2012 is as follows:

	1% increase	1% decrease
Net periodic benefit cost	$53	$(46)
Benefit obligation	$244	$(216)

Defined Contribution Plan

The 401(k) savings plan ("401(k) plan") is a defined contribution retirement plan that covers all eligible ESA employees, as defined in section 401(k) of the U.S. Internal Revenue Code. Employees may elect to contribute a percentage of their annual gross compensation to the 401(k) plan. ESA may make discretionary matching contributions as determined by ESA. Total expense under the 401(k) plan amounted to $4,436, $4,356 and $3,896 for the years ended December 31, 2012, 2011 and 2010, respectively. Expense for the deferred 401(k) plan is allocated between cost of sales and general and administrative expenses depending on the responsibilities of the related employees.

Non-Qualified Defined Contribution Plan

In 2007, ESA implemented two new benefit plans for the executives of the organization.  The non-qualified, defined contribution plan is structured under Section 409(A). The plan provides the employees at vice president level and above the opportunity to defer up to 100% of their salary to the 409(A) plan.  ESA provides a match of 50 cents on the dollar up to 10% of the employees' total salary and incentive based compensation.  The contribution can be made into the 401(k) plan, the 409(A) plan or both plans. The purpose is to provide comparable defined contribution plan benefits for the senior management across three ESA locations. The 409(A) plan funds are contributed to several life insurance policies. Participant contributions to the plan were $742, $441 and $543 for the years ended December 31, 2012, 2011 and 2010 respectively, and the total ESA contribution to the plan was $133 for 2012. The cash and cash surrender value of these life insurance policies at December 31, 2012 was $3,867. The total liability related to the 409(A) plan was $3,976 at December 31, 2012.

The second plan implemented is a non-qualified, defined benefit plan for the top three executives of ESA. The plan provides a calculated, guaranteed payment in addition to their regular pension through the company upon retirement.  The plan is funded with several life insurance policies.  They are not segregated into a trust or otherwise effectively restricted.  These policies are corporate owned assets that are subject to the claims of general creditors and cannot be considered as formal plan assets.  The defined benefit plan put in place meets the ERISA definition of an unfunded deferred compensation plan maintained for the benefit of a select group of management or highly compensated employees. The plan assets of life insurance policies have a cash surrender of $2,199 at December 31, 2012. Related liability for the pension payments is $3,015 at December 31, 2012. As of December 31, 2012, all executives had partially vested balances in the plan.

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
Note 18 -        TAXES ON INCOME

A.	APPLICABLE TAX LAWS

(1)	Israeli Corporate Income Tax Rates

Corporate tax rates in Israel were 25% in 2010, 24% in 2011 and 25% in 2012.

In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) – 2011 ("the Tax Burden Reform"), which came into effect on January 1, 2012. Pursuant to the Tax Burden Reform, the corporate tax rate is scheduled to remain at a rate of 25% for future tax years. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The net effect of the Tax Burden Reform on the deferred tax balances of the Company was recognized in the period of enactment (fourth quarter of 2011). The implementation of the Tax Burden Reform by the Company and its Israeli subsidiaries did not have a material effect on the Company's 2011 results.

(2)	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

Elbit Systems and most of its subsidiaries in Israel are "Industrial Companies", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, these companies are entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

(3)	Tax benefits under Israel's Law for the Encouragement of Capital Investments, 1959:

Elbit Systems' and certain of its Israeli subsidiaries' ("the companies") operations have been granted "Approved Enterprise" status under Israel's Law for the Encouragement of Capital Investments, 1959 (the "Law"). Accordingly, certain income of the companies derived from the "Approved Enterprise" programs is tax exempt for two-years and subject to reduced tax rates of 25% for a five-year to eight-year period or tax exempt for a ten-year period, commencing in the first year in which the companies had taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

An Amendment to the Law from 2005 defines the "Privileged Enterprise" status rather than the previous terminology of "Approved Enterprise" and limits the scope of enterprises which may qualify for "Privileged Enterprise" status by setting criteria such as that at least 25% of the Privileged Enterprise program's income be derived from exports. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require an Investment Center approval in order to qualify for tax benefits. Similar criteria have been set for the "Preferred Enterprise" status which was added in an Amendment to the Law in 2011.  Companies are not required to receive an Investment Center approval in order to qualify for the tax benefits under the Preferred Enterprise status, however, companies which are under an Approved Enterprise or Privileged Enterprise program must waive their former benefits to elect the Preferred Enterprise benefits.

Tax-exempt income generated by the Company and certain of its Israeli subsidiaries' Approved Enterprises will be subject to tax upon dividend distribution, tax-exempt income generated by the Company and certain of its Israeli subsidiaries' Privileged Enterprise programs will be subject to tax upon dividend distribution or complete liquidation. Income generated under a Preferred Enterprise is not subject to additional taxation upon distribution or complete liquidation.

The entitlement to the above benefits is subject to the companies' fulfilling the conditions specified in the Law, regulations promulgated thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the companies may be required to refund the amount of the benefits, in whole or in part, including interest (see Note 18(A)(3)). As of December 31, 2012, the Company's management believes that the Company and its Israeli subsidiaries have met all conditions of the Law and letters of approval.

As of December 31, 2012, the tax benefits for the Company's Approved Enterprise and Privileged Enterprise existing programs will expire within the period of 2015 to 2021.

As of December 31, 2012, retained earnings of the Company included approximately $694,342 in tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises". If the retained tax-exempt income is distributed, with respect to the "Approved Enterprises" and the "Privileged Enterprises", it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits track (currently – 25%), and an income tax liability would be incurred of approximately $173,585 as of December 31, 2012.

The companies' boards of directors have decided that their policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on exempt income attributable to the companies' "Approved Enterprises" and "Privileged Enterprise", as such retained earnings are essentially permanent in duration.

In Israel, income from sources other than the "Approved Enterprise" and "Privileged Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

Since the Company and its Israeli subsidiaries are operating under more than one approval, and since part of their taxable income is not entitled to tax benefits under the Law and is taxed at the regular tax rates, the effective tax rate is the result of a weighted combination of the various applicable rates and tax exemptions, and the computation is made for income derived from each approval on the basis of formulas specified in the law and in the approvals.

In January 2011, the Knesset enacted a reform to the Law, effective January 2011. According to the reform a flat rate tax would apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for a Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise).

Israeli companies which currently benefit from an Approved or Privileged Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Privileged Enterprise status.

Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. In peripheral regions (Development Area A) the reduced tax rate will be 10% in 2012, 7% in 2013 and 2014 and 6% starting from 2015. In other regions the tax rate will be 15% and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company. A company electing to waive its Privileged Enterprise or Approved Enterprise status through June 30, 2015 may distribute "Approved Income" or "Privileged Income" subject to 15% withholding tax for Israeli resident individuals and non-Israeli residents (subject to applicable treaty rates) and exempt from withholding tax for an Israeli-resident company. Nonetheless, a distribution from income exempt under Privileged Enterprise and Approved Enterprise programs will subject the exempt income to tax at the reduced corporate income tax rates pertaining to the Privileged Enterprise and Approved Enterprise programs upon distribution, or complete liquidation in the case of a Privileged Enterprise's exempt income.

In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial, relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate, a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company for companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

The Company is currently evaluating the implications of an election under the Trapped Earnings Law on the Company and its Israeli subsidiaries.
B.	NON – ISRAELI SUBSIDIARIES

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.

C.	INCOME FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME

	Year ended December 31,
	2012	2011	2010
Income before taxes on income:
Domestic	$159,330	$95,226	$160,749
Foreign	17,712	8,778	38,612
	$177,042	$104,004	$199,361

D.	TAXES ON INCOME FROM CONTINUING OPERATIONS

	Year ended December 31,
	2012	2011	2010
Current taxes:
Domestic	$12,957	$13,896	$26,842
Foreign	6,454	1,328	16,616
	19,411	15,224	43,458
Adjustment for previous years:
Domestic	(4,898)	2,009	(3,889)
Foreign	(633)	(2,308)	1,885
	(5,531)	(299)	(2,004)
Deferred income taxes:
Domestic	6,686	(2,861)	(10,303)
Foreign	(3,467)	1,560	(7,114)
	3,219	(1,301)	(17,417)
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

Total:
Domestic	$14,745	$13,044	$12,650
Foreign	2,354	580	11,387
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

E.	UNCERTAIN TAX POSITIONS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
Balance at the beginning of the year	$53,183	$48,791
Additions related to interest and currency transaction	3,695	405
Additions based on tax positions taken during a prior period	5,925	5,336
Reduction related to tax positions taken during a prior period	(8,660)	(3,746)
Reductions related to settlement of tax matters	(117)	(4,684)
Additions based on tax positions taken during the current period	5,998	8,305
Reduction related to a lapse of applicable statute of limitation	(7,426)	(1,224)
Balance at the end of the year	$52,599	$53,183

At December 31, 2012 and 2011, the Company had a liability for unrecognized tax benefits of $52,599 and $53,183, respectively, including an accrual of $8,449 and $5,916 for the payment of related interest and penalties, respectively. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.

During 2011 and 2010, the Company settled certain income tax matters in Israel and the United States covering multiple years. As a result of the settlement of the tax matters, the Company recorded a reduction in "other income tax liabilities" of $4,684 and $1,508, respectively, related to settlement of tax matters of which income of $0 and $800, respectively, were recorded in the statements of income in "taxes on income."

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities.

During 2012, Elbit Systems and its subsidiaries were subject to examination by various tax authorities in jurisdictions such as Israel, the United States and various countries in Europe.

As a result of ongoing examinations, tax proceedings in certain countries, and additions to unrecognized tax benefits for positions taken and interest and penalties, if any, arising in 2012, it is not possible to estimate the potential net increase or decrease to the Company's unrecognized tax benefits during the next twelve months.

F.	DEFERRED INCOME TAXES

Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2012
Deferred tax assets:
Reserves and allowances	$41,190	$10,451	$30,739
Inventory allowances	6,345	6,345	-
Property, plant and equipment	7,414	1,317	6,097
Other assets	17,819	6,899	10,920
Net operating loss carry-forwards	18,989	7,399	11,590
	91,757	32,411	56,346
Valuation allowance	(3,527)	(610)	(2,917)
Net deferred tax assets	88,230	31,801	56,429
Deferred tax liabilities:
Intangible assets	(33,064)	-	(33,064)
Property, plant and equipment	(18,882)	(18)	(18,864)
Reserves and allowances	(4,134)	(461)	(3,673)
	(56,080)	(479)	(55,601)
Net deferred tax assets	$32,150	$31,322	$828
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$45,069	$15,939	$29,130
Inventory allowances	6,328	6,328	-
Property, plant and equipment	4,134	1,087	3,047
Other	22,415	10,242	12,173
Net operating loss carry-forwards	20,881	1,667	19,214
	98,827	35,263	65,564
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	97,525	35,263	63,564
Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(17,737)	-	(17,737)
Reserves and allowances	-	-	-
	(58,123)	-	(58,123)
Net deferred tax assets	$39,402	$35,263	$4,139

The deferred taxes, net are reflected in the balance sheet as follows:

	December 31,
	2012	2011
Current deferred income tax assets (Note 4)	$31,801	$35,263
Current deferred income tax liabilities (Note 13)	$479	$-
Non-current deferred income tax assets	$31,465	$36,130
Non-current deferred income tax liabilities	$30,639	$31,991

G.
As of December 31, 2012, Elbit Systems' Israeli subsidiaries had estimated total available carry-forward tax losses of approximately $163,812 and its non-Israeli subsidiaries had estimated available carry-forward tax losses of approximately $43,526.

H.	Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2012	2011	2010
Income before taxes as reported in the consolidated statements of income	$177,042	$104,004	$199,361
Statutory tax rate	25%	24%	25%
Theoretical tax expense	$44,261	$24,961	$49,840
Tax benefit arising from reduced rate as an "Approved and
Privileged Enterprise" and other tax benefits (*)	(26,098)	(11,451)	(20,528)
Tax adjustment in respect of different tax rates for Foreign subsidiaries	5,469	2,721	5,382
Changes in carry-forward losses and valuation Allowances	1,643	(125)	(8,006)
Increase in taxes resulting from non-deductible expenses	1,426	1,105	3,020
Difference in basis of measurement for financial reporting and tax return purposes	(3,240)	(2,375)	(3,370)
Taxes in respect of prior years	(5,531)	(299)	(2,004)
Other differences, net	(831)	(913)	(237)
Actual tax expenses	$17,099	$13,624	$24,037
Effective tax rate	9.66%	13.10%	12.06%

(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises

Basic	$0.62	$0.27	$0.48
Diluted	$0.62	$0.27	$0.47

   I. Final tax assessments have been received by the Company up to and including the tax year ended December 31, 2005 and by certain subsidiaries, for the years 2004 - 2007.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS

A. Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair value of the Company's outstanding derivative instruments as of December 31, 2012 and December 31, 2011 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Derivatives designated as hedging instruments
Foreign exchange contracts	$21,100	$9,908	$3,095	$23,914
Cross-currency interest rate swaps	22,415	8,877	-	-
	43,515	18,785	3,095	23,914
Derivatives not designated as hedging instruments
Foreign exchange contracts	3,638	4,847	1,897	1,363
Options exchange contracts	-	-	-	677
	$3,638	$4,847	$1,897	$2,040

(*) Presented as part of other assets receivables and long term other receivables.

(**) Presented as part of other payables and long term other payables.

B. The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2012 and December 31, 2011 is summarized below:

					Ineffective Portion of Gain of
	Gain (Loss) Recognized		Gain (loss) on Effective Portion		Derivative and Amount
	in Other Comprehensive		of Derivative Reclassified		Excluded from Effectiveness
	Income on Effective-		from Accumulated Other		Testing Recognized in Income
	Portion of Derivative, net		Comprehensive Income (*)			(**)
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012		2011
Derivatives designated as hedging instruments
Foreign exchange contracts	$12,277	$(13,914)	$(15,831)	$7,438	$180		$585
Derivatives not designated as hedging instruments
Foreign exchange Contracts	$-	$-	$-	$-	$150		$461

(*) Presented as part of revenues/cost of sales

(**) Presented as part of financial income (expenses), net

C. The net effect of the cross-currency swaps was approximately $11,981 of gain, of which approximately $2,900 was offset against exchange rate difference, related to Series A Notes and approximately $9,081 was offset against interest expenses.

D. The notional amounts of outstanding foreign exchange forward contracts at December 31, 2012 and December 31, 2011, is summarized below:

		Forward contracts
	Buy		Sell
	December 31,		December 31,
	2012	2011	2012	2011
Euro	$60,665	$57,022	$131,696	$154,251
GBP	45,262	30,868	28,268	45,095
NIS	386,017	654,105	-	-
Other	4,344	14,073	14,871	34,120
	$496,288	$756,068	$174,835	$233,466

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

Note 20 - COMMITMENTS AND CONTINGENT LIABILITIES

A. ROYALTY COMMITMENTS

Elbit Systems and certain Israeli subsidiaries partially finance their research and development expenditures under grant programs sponsored by the OCS for the support of research and development activities conducted in Israel. At the time the grants were received from the OCS, successful development of the related projects was not assured.

In exchange for participation in the programs by the OCS, Elbit Systems and the subsidiaries agreed to pay 2% - 5% of total sales of products developed within the framework of these programs. The royalties will be paid up to a maximum amount equaling 100% to 150% of the grants provided by the OCS, linked to the dollar and for grants received after January 1, 1999, also bearing annual interest at a rate based on LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales payment of royalties is not required.

In some cases, the Government of Israel's participation (through the OCS) is subject to export sales or other conditions. The maximum amount of royalties is increased in the event of production outside of Israel.

Elbit Systems and certain of its subsidiaries may also be obligated to pay certain amounts to the Israeli Ministry of Defense and others on certain sales including sales resulting from the development of certain technologies.

Royalties' expenses amounted to $2,976, $2,524 and $3,012 in 2012, 2011 and 2010, respectively.

B. COMMITMENTS IN RESPECT OF LONG-TERM PROJECTS

In connection with projects in certain countries, Elbit Systems and some of its subsidiaries have entered and may enter in the future into "buy-back" or "offset" agreements, required by a number of the Company's customers for these projects as a condition to the Company obtaining orders for its products and services. These agreements are customary in the Company's industry and are designed to facilitate economic flow back (buy-back) and/or technology transfer to businesses or government agencies in the applicable country.

These commitments may be satisfied by the Company's placement of direct work or vendor orders for supplies and/or services, transfer of technology, investments or other forms of assistance in the applicable country. The buy-back rules and regulations, as well as the underlying contracts, may differ from one country to another. The ability to fulfill the buy-back obligations may depend, among other things, on the availability of local suppliers with sufficient capability to meet our requirements and which are competitive in cost, quality and schedule. In certain cases, the Company's commitments may also be satisfied through transactions conducted by other parties.

The Company does not commit to buy-back agreements until orders for its products or services are definitive, but in some cases the orders for the Company's products or services may become effective only after the Company's corresponding buy-back commitments are in effect. Buy-back programs generally extend at least over the relevant commercial contract period and may provide for penalties in the event the Company fails to perform in accordance with buy-back requirements. In some cases the Company provides guarantees in connection with the performance of its buy-back obligations.

Should the Company be unable to meet such obligations it may be subject to contractual penalties, and its chances of receiving additional business from the applicable customers could be reduced or, in certain cases, eliminated.

At December 31, 2012, the Company had outstanding buy-back obligations totaling approximately $748,000 that extend through 2020.

C. LEGAL CLAIMS

Elbit Systems and its subsidiaries are involved in legal claims arising in the ordinary course of business, including claims by employees, consultants and others. The Company's management, based on the opinion of its legal counsel, believes that the financial impact for the settlement of such claims in excess of the accruals recorded in the financial statements will not have a material adverse effect on the financial position or results of operations of the Company.

(1) In November 2012, a claim in the amount of approximately $40,000 regarding a commercial dispute was filed in the District Court of Tel-Aviv – Jaffa by Dr. Baruch Aminov against the Company, a European subsidiary of the Company and two of its officers. Based upon a preliminary review the Company believes that there is no merit to the allegations made in the claim and will respond accordingly in court.

(2) In November 2012, Elbit Systems and its subsidiary Elop filed a lawsuit against the Government of Israel, for damages and expenses caused in connection with the cancellation of export licenses for a project of a foreign customer. This followed the unsuccessful efforts to reach an appropriate compensatory settlement with the Government. The approximately $74,000 lawsuit was filed with the District Court of the Central Region of Israel. (See also Note 1(C).) .

(3) In 2009, a claim in the amount of approximately $10,000 was filed in the District Court – Central District of Israel by Pinpoint Advance Corporation ("Pinpoint") and four of its founders against Elbit Systems Holdings (1997) Ltd., as well as against a Company officer. Pinpoint is a special purpose acquisition company that was in negotiations with the Company and other shareholders of Kinetics, regarding the sale of shares in Kinetics during 2008. The transaction was not completed and negotiations were terminated. Pinpoint claims that the agreement was completed and thus entered into effect. Alternatively, Pinpoint claims that the Company's decision not to complete the agreement was made in bad faith, and that under the circumstances Pinpoint and its founders are entitled to pecuniary compensation equal to their rights and entitlements under the alleged breached contract. The Company believes there is no merit to the allegations made in the claim and has responded accordingly to the court. The claim is in the preliminary proceedings stage.

(4) In 2009, Elbit Systems filed a claim in the U.S. District Court for the Southern District of Illinois against Credit Suisse Group ("CSG"). The complaint seeks to recover approximately $16,000 that Elbit Systems believes was fraudulently obtained by CSG and by its subsidiary Credit Suisse Securities (USA) from Tadiran Communications Ltd. ("Tadiran Communications") in 2007 in connection with auction rate securities purchased by Tadiran Communications through CSG. In 2008, Tadiran Communication was merged into Elbit Systems, and Tadiran Communications' activities are currently performed as part of Elbit Systems' wholly-owned Israeli subsidiary, Elbit Systems Land and C4I Ltd. CSG filed a motion to dismiss the claim based on a release signed by Tadiran Communications in 2007. In 2009, the case was moved to the U.S. District Court for the Southern District of New York. In January 2013, the court ruled in Elbit Systems' favor on the motion to dismiss filed by CSG, and the case is proceeding to the discovery stage.

(5) In 2010, a claim was filed in the Supreme Court of the State of New York, County of New York by certain minority security holders of ImageSat International N.V ("ImageSat") against ImageSat, IAI, Elbit Systems and Elop claiming a breach of the Security Holders Agreement between various security holders of ImageSat, based on an alleged failure to appoint independent directors to the ImageSat board of directors. Elop holds approximately 14% (7% on a fully diluted basis) of ImageSat's issued share capital and is entitled to nominate one director to ImageSat's board. Elbit Systems and Elop believe the claim is baseless and have filed corresponding responses to the court. In 2012, plaintiffs moved to enjoin defendants from taking any action to seat two specific individuals as independent directors on the ImageSat board of directors, however, this motion was denied by the court. Plaintiffs have filed a notice of appeal.

In 2010, Elbit Systems and Elop were served with an Application to Approve a Derivative Action (the "Application") filed in the District Court of Petach Tikva, Israel, by certain minority shareholders of ImageSat. The Application named a number of respondents, including, among others, ImageSat, IAI, Elop, Elbit Systems and several former directors of ImageSat, including, among others, Michael Federmann, Joseph Ackerman and Joseph Gaspar (Elbit Systems, Elop and the above-named former directors are referred to as the "Elbit Defendants"). The Application requested the court to approve the filing of a derivative action on behalf of ImageSat for alleged breaches by some of the respondents of the applicants' rights as minority shareholders in ImageSat. The claims contained various allegations that the defendants breached their fiduciary and/or contractual obligations to the detriment of the plaintiffs. In 2011, the court granted the Elbit Defendants motions to dismiss the Application, and in June 2011 the Applicants filed a Notice of Appeal of the court's ruling with the Israeli Supreme Court. A hearing is scheduled for September 2013. The Elbit Defendants believe that there is no merit to the allegations made against them in this matter.

In January 2012, a group of minority shareholders of ImageSat (the "Petitioners"), provided ImageSat with a letter of notice, according to which the Petitioners intend to file a petition before the Joint Court of Justice of Aruba, Curacao, Saint Maarten and of Bonaire, St. Eustatia, and Sabato to make inquiry as to the policy and course of affairs at ImageSat and for other remedies authorized under the Civil Code of Curacao (the "Letter of Notice"). Although the Letter of Notice is directed at ImageSat, it contains various allegations against, among others, the Elbit Defendants (as described above in connection with the Israeli proceedings). The nature of the allegations is substantially similar to previously made in the Israeli action as described above. In March 2013, the court denied the Petitioners' request in the Letter of Notice. The Petitioners have the right to appeal the court's ruling.

IAI has agreed to indemnify Elbit Systems, Elop and the directors nominated by Elop to ImageSat's board, for any losses arising out of any of the foregoing claims or legal proceedings, net of insurance proceeds received from ImageSat's insurance policies and any indemnification proceeds received from ImageSat.

(6) The Company is involved in other legal proceedings from time to time. Based on the advice of legal counsel, management believes such current proceedings will not have a material adverse effect on the Company's financial position or results of operations.

D. LEASE COMMITMENTS

The future minimum lease commitments of the Company under various non-cancelable operating lease agreements in respect of premises, motor vehicles and office equipment as of December 31, 2012 are as follows:

2013	$34,084
2014	29,197
2015	21,045
2016	18,698
2017	13,800
2018 and thereafter (*)	93,083
$209,907

Lease expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $16,466, $17,837 and $15,233, respectively.

(*) During 2012 the Company entered into lease agreement for a new complex with Ogen Yielding Real Estate Ltd. The lease period of the new complex is 15 years that will begin after the conclusion of the construction during 2015. The expected lease fee will be approximately $3,000 per annum.

E. GUARANTEES

(1) As of December 31, 2012, guarantees in the amount of approximately $1,069,700 were issued by banks on behalf of Company's entities mainly in order to secure certain advances from customers and performance bonds.

(2) Elbit Systems has provided, on a basis proportional basis to its ownership interest, guarantees for three of its investees in respect of credit lines granted to them by banks amounting to $7,514 as of December 31, 2012 (2011 - $7,656). The guarantees will exist as long as the credit lines are in effect. Elbit Systems would be liable under the guarantee for any debt for which the investees would be in default under the terms of the credit lines. The fair value of such guarantees, as of December 31, 2012, was not material.

In 2012, the Company has recorded an accrual for a contingent liability of $2,100, regarding a guarantee that was provided on a basis proportional to the company's ownership interest, in respect of a credit line of one of our investees.

F. COVENANTS

In connection with bank credits and loans, including performance guarantees issued by banks and bank guarantees in order to secure certain advances from customers, the Company and certain subsidiaries are obligated to meet certain financial covenants. Such covenants include requirements for shareholders' equity, current ratio, operating profit margin, tangible net worth, EBITDA, interest coverage ratio and total leverage. As a result of recognition of the expense due to the cessation of a program with a foreign customer in December 2011 (See Note 1(C)), as of December 31, 2011, the Company did not meet one of its covenants. Subsequent to the balance sheet date, in March 2012, the banks waived such covenant through March 31, 2013, and accordingly the Company's bank credits and loans were not negatively affected as of December 31, 2011. As of December 31, 2012, the Company met all financial covenants.

G. CONTINGENT LIABILITIES AND GUARANTEES

As of December 31, 2012, one of the Company's subsidiaries had a project in a total amount of approximately $11,500. The subsidiary provided the Customer advance and performance guarantees related to the abovementioned project in the amount of approximately $2,700. The Company's management, based on the opinion of legal counsel, believes that termination of the above project will not have a material adverse effect on the financial position or results of operations of the Company.

H. CONTRACTUAL OBLIGATIONS

Substantially all of the Company's purchase commitments relate to obligations under purchase orders and subcontracts entered into by the Company. These purchase orders and subcontracts are typically in standard formats proposed by the Company, with the subcontracts and purchase orders also reflecting provisions from the Company's applicable prime contract that apply on a flow down basis to subcontractors and vendors. The terms typically included in these purchase orders and subcontracts are consistent with Uniform Commercial Code provisions in the United States for sales of goods, as well as with specific terms called for by its customers in international contracts. These terms include the Company's right to terminate the purchase order or subcontract in the event of the vendor's or subcontractor's default, as well as the Company's right to terminate the order or subcontract for the Company's convenience (or if the Company's prime contractor has so terminated the prime contract). Such purchase orders and subcontracts typically are not subject to variable price provisions. As of December 31, 2012 and 2011, the purchase commitments were $949,000 and $1,026,000, respectively.

I. In order to secure bank loans and bank guarantees in the amount of $1,069,700 as of December 31, 2012, certain Company entities recorded fixed liens on most of their machinery and equipment, mortgages on most of their real estate and floating charges on most of their assets.

J. A lien on the Company's Approved Enterprises has been registered in favor of the State of Israel (see Note 18(A) (3) above).

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 21 -        SHAREHOLDERS' EQUITY

A.	SHARE CAPITAL

Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.	2007 STOCK OPTION PLAN

In January 2007, Elbit Systems' shareholders approved Elbit Systems' 2007 Option Plan (the "Plan"). The purpose of the Plan is to provide the benefits arising from ownership of share capital by Elbit Systems' and certain of its subsidiaries' employees, who are expected to contribute to the Company's future growth and success. The options were allocated, subject to the required approvals, in two tracks as follows: (i) Regular Options - up to 1,250,000 options exercisable into 1,250,000 shares of Elbit Systems in consideration for the exercise price, all or any portion of which may be granted as Incentive Stock Options ("Regular Options") and (ii) Cashless Options - up to 1,250,000 options, which entitle the participant to exercise options for an amount reflecting only the benefit factor ("Cashless Options"). Each of the participants is granted an equal amount of Regular Options and Cashless Options. The exercise price for Israeli participants is the average closing price of an Elbit Systems share during 30 trading days preceding the options grant date. The exercise price of options granted to a non-Israeli participant residing in the United States is the fair market value of the share on the day the options were granted.

According to the Plan, the options granted on a certain date (the "Commencement Date") will become vested and exercisable in accordance with the following vesting schedule:

(1)	Fifty percent (50%) of the options will be vested and exercisable from the second anniversary of the Commencement Date;

(2)	An additional twenty-five percent (25%) of the options will be vested and exercisable from the third anniversary of the Commencement Date; and

(3)	The remaining twenty-five (25%) of the options will be vested and exercisable from the fourth anniversary of the Commencement Date.

The options expire no later than five years from the date of grant, subject to the 2011 and 2012 amendments described below.

Elbit Systems granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance.

As of December 31, 2012, 58,626 Options are available for future grant under the Plan (regular and cashless).

On November 15, 2011, pursuant to an amendment to the Plan, the Company extended the expiration date of certain fully vested options granted under the Plan for one additional year. Such options granted during 2007 will expire during 2013, no longer than six years from the date of grant. As a result of the amendment, the Company recorded one-time compensation expenses of approximately $980.

On November 13, 2012, pursuant to an amendment to the Plan, the Company extended the expiration date of certain fully vested options granted under the plan for one additional year, and recorded a one-time compensation expense of approximately $2,400.

C.	A summary of Elbit Systems' share option activity under the stock option plan is as follows:

	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,450,890	$37.07	1,635,305	$35.96	1,858,250	$35.24
Granted	30,000	35.21	63,300	50.74	28,000	52.23
Exercised	(69,898)	33.19	(226,965)	32.41	(223,020)	32.53
Forfeited	(25,500)	51.83	(20,750)	42.33	(27,925)	31.91
Outstanding – end of the year	1,385,492	$36.95	1,450,890	$37.07	1,635,305	$35.96
Options exercisable at the end of the year	1,271,266	$36.07	1,292,806	$35.17	963,289	$34.70

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems' closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, of that year. This amount changes, based on the fair market value of the Company's stock. Aggregate intrinsic value of outstanding options as of December 31, 2012 and 2011 amounted to $4,294 and $5,605, respectively. In addition, the total intrinsic value of options exercised for the year ended December 31, 2012 was $480. As of December 31, 2012, there was $982 of total unrecognized compensation cost related to share-based compensation arrangements granted under Elbit Systems' stock option plan. That cost is expected to be recognized over a weighted average period of two years.

As of December 31, 2012, 1,384,852 options were vested and expected to be vested at a weighted average exercise price of $36.95 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2012 is approximately one year and their aggregate intrinsic value is approximately $4,299.
D.	The options outstanding as of December 31, 2012, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$33.10 - $63.85	1,385,492	1.24	$36.95	1,271,266	$36.07

Compensation expense amounting to $3,326, $1,996 and $5,211 was recognized during the years ended December 31, 2012, 2011 and 2010, respectively. The expenses before tax were recorded as follows:

	Year ended December 31,
	2012	2011	2010
Cost of revenues	$1,785	$924	$2,353
R&D and marketing expenses	425	458	954
General and administration expenses	1,116	614	1,904
	$3,326	$1,996	$5,211

E.	The weighted average exercise price and fair value of options granted during the years ended December 31, 2012, 2011 and 2010 were:

	Less than market price
	Year ended December 31,
	2012	2011	2010
Weighted average exercise price per share	$35.21	$50.74	$52.23
Weighted average fair value per share on grant date	$8.45	$12.12	$11.99

F.	Computation of basic and diluted net earnings per share:

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$167,879	42,190	$3.98	$90,288	42,764	$2.11	$183,498	42,645	$4.30

Effect of dilutive securities:
Employee stock options	-	87		-	367		-	572
Diluted net earnings	$167,879	42,277	$3.97	$90,288	43,131	$2.09	$183,498	43,217	$4.25

(*) In thousands

         G.             SHARE REPURCHASE PROGRAM

In September 2011, the Board of Directors authorized the Company to repurchase up to one million of its ordinary shares over the next 12 months.  The repurchases were to be made from time to time in the open market on the TASE. The repurchase activity depended on factors such as the Company's working capital needs, its cash requirements, its stock price and economic and market conditions. The share repurchases were to be effected from time to time through open market purchases. In 2012, the Company repurchased 759,632 ordinary shares (240,368 in 2011) for approximately $26,006 ($10,101 in 2011).

H.	In December 2007, Elbit Systems U.S. Corp ("ESC"), a wholly-owned U.S. subsidiary of Elbit Systems, adopted a Stock Appreciation Rights Plan (the "SAR Plan"), for non-employee directors of ESA.

A SAR may only be exercised after it becomes vested. 25% of any SAR granted are exercisable on the first anniversary from the grant date and an additional 25% on each of the three subsequent anniversaries. The maximum term of a SAR is five years from the grant date. SAR's do not provide any rights as a shareholder in the Stock.

SARs are considered liabilities under ASC 718 and as such compensation cost for each period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered) in the fair value of the SARs for each reporting period.

As of December 31, 2012, there were 30,000 outstanding SARs, of which 27,750 were fully vested at a weighted average exercise price per share of $59.36.

I.	2012 PHANTOM OPTION RETENTION PLAN

 In August 2012, the Company's Board of Directors approved a "Phantom Option Retention Plan" for Senior Officers (the "Plan").

The Plan provides for phantom options which entitle the recipients to receive payment in cash of an amount reflecting the "benefit factor", which is linked to the performance of Elbit Systems' stock price over the applicable periods (tranches) under the Plan. As of December 31, 2012, the Board of Directors approved a grant of 325,000 units with a basic price per unit, as defined in the Plan, of $33.00.

The benefit earned for each year of a tranche will be the difference between the basic price and the closing price of the Company's shares for that year, as defined in the Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $312 in 2012 as compensation costs related to the phantom options granted in 2012 to senior officers under the Plan.

J.	DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems' Board of Directors has determined not to declare dividends out of tax exempt earnings.

Major Customer And Geographic Information	12 Months Ended
Dec. 31, 2012
Major Customer And Geographic Information [Abstract]
Major Customer And Geographic Information

Note 22 - MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business).

A. Revenues are attributed to geographic areas based on location of the end customers as follows:

	2012	2011	2010
Europe	$561,142	$552,379	$541,749
North America	909,395	890,686	843,985
Israel	519,852	697,261	650,956
Latin America	258,761	165,516	152,147
Asia Pacific	568,458	459,952	459,572
Other	70,999	51,671	21,724
	$2,888,607	$2,817,465	$2,670,133

B. Revenues are generated by the following areas of operations:

	Year ended December 31,
	2012	2011	2010
Airborne systems	$1,054,468	$969,446	$791,111
Land vehicles systems	374,487	405,294	363,245
C4ISR systems	1,017,638	996,382	1,019,068
Electro-optic systems	324,135	300,158	368,808
Other (*)	117,879	146,185	127,901
	$2,888,607	$2,817,465	$2,670,133

(*) Mainly non-defense engineering and production services.

C. Major customer data as a percentage of total revenues:

	Year ended December 31,
	2012	2011	2010
Israeli Ministry of Defense	15%	23%	23%
U.S. Government	8%	8%	7%

D. Long-lived assets by geographic areas:

	Year ended December 31,
	2012	2011	2010
Israel	$863,945	$875,935	$985,953
U.S	208,309	208,640	225,217
Other	144,594	196,105	89,345
	$1,216,847	$1,280,680	$1,300,515

Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2012
Research And Development Expenses, Net [Abstract]
Research And Development Expenses, Net
Note 23 -        RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31,
	2012	2011	2010
Total expenses	$276,458	$288,668	$268,578
Less – grants and participations	(43,071)	(47,576)	(34,447)
	$233,387	$241,092	$234,131

Financial Expenses, Net	12 Months Ended
Dec. 31, 2012
Financial Expenses, Net [Abstract]
Financial Expenses, Net
Note 24 -        FINANCIAL EXPENSES, NET

	Year ended December 31,
	2012	2011	2010
Expenses:
Interest on long-term bank debt	$(7,148)	$(7,214)	$(6,968)
Interest on Series A Notes	(10,787)	(5,753)	(4,395)
Interest on short-term bank credit and loans	(2,528)	(3,802)	(1,699)
Loss on marketable securities	-	(2,464)	-
Gain (loss) from exchange rate differences, net	126	7,565	(9,094)
Other	(9,922)	(10,839)	(4,330)
	(30,259)	(22,507)	(26,486)
Income:
Interest on cash, cash equivalents and bank deposits	1,821	2,579	3,224
Other	2,353	6,359	2,011
	4,173	8,938	5,235
	$(26,086)	$(13,569)	$(21,251)

Other Income, Net	12 Months Ended
Dec. 31, 2012
Other Income, Net [Abstract]
Other Income, Net

Note 25 - OTHER INCOME, NET

	Year ended December 31,
	2012	2011	2010
Gain from sale of Mediguide shares (*)	$-	$-	$12,809
Other	78	1,909	450
	$78	$1,909	$13,259

(*) Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2010.

Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2012
Related Parties Transactions And Balances [Abstract]
Related Parties Transactions And Balances

Note 26 -                 RELATED PARTIES TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2012	2011	2010
Income -
Sales to affiliated companies (*)	$98,884	$53,490	$33,124
Participation in expenses	$-	$3,923	$3,955

Cost and expenses -
Supplies from affiliated companies (**)	$10,908	$44,840	$57,339

Balances:	December 31,
	2012	2011
Trade receivables and other receivables (*)	$24,121	$21,696
Trade payables and advances(**)	$18,475	$17,767

The purchases from related parties are made at arm's length. The sales to the Company's related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
ELBIT SYSTEMS LTD. AND SUBSIDIARIES

Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year Ended December 31, 2012:
Provisions for Losses on Long-Term Contracts (*)	196,980	32,996	100,761	–	129,215
Provisions for Claims and Potential Contractual Penalties and Others	8,236	648	2,038	–	6,846
Allowance for Doubtful Accounts	6,861	2,865	598	–	9,128
Valuation Allowance on Deferred Taxes	1,302	3,395	1,169	–	3,528

Year Ended December 31, 2011:
Provisions for Losses on Long-Term Contracts (*)	136,070	104,560	43,650	–	196,980
Provisions for Claims and Potential Contractual Penalties and Others	6,618	2,160	542	–	8,236
Allowance for Doubtful Accounts	11,215	56	4,410	–	6,861
Valuation Allowance on Deferred Taxes	160	1,302	160	–	1,302

Year Ended December 31, 2010:
Provisions for Losses on Long-Term Contracts (*)	136,341	35,443	36,360	646	136,070
Provisions for Claims and Potential Contractual Penalties and Others	5,864	1,262	1,103	595	6,618
Allowance for Doubtful Accounts	7,885	904	349	2,775	11,215
Valuation Allowance on Deferred Taxes (**)	34,776	–	34,616	–	160

__________________

*
An amount of  $74,407, $74,509 and $64,065 as of December 31, 2010, 2011 and 2012, respectively, is presented as a deduction from inventories, and an amount of $61,663, $122,471 and $65,150 as of December 31, 2010, 2011 and 2012, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." An amount of $57,189 and $18,467 as of December 31, 2011 and 2012, respectively, is presented as other accrued expenses and is related to the cessation of  a program with a foreign customer, of which $13,300 was included in long-term liabilities.

**	An amount of $21,500 was deducted as a result of a prior year adjustment.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use Of Estimates

A. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from estimated results.

Functional Currency

B. FUNCTIONAL CURRENCY

The Company's revenues are generated mainly in U.S. dollars. In addition, most of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those foreign subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income in equity.

Principles Of Consolidation

C. PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and it's wholly and majority-owned subsidiaries.

Intercompany transactions and balances, including profit from intercompany yet realized outside the Company, have been eliminated upon consolidation.

Comprehensive Income

D. COMPREHENSIVE INCOME

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. Upon adoption of the new guidance, the Company elected to present a separate statement of consolidated comprehensive income.

The components of accumulated other comprehensive income (loss), net of taxes, in the amount of $23,845 and $25,419 at December 31, 2012 and 2011, respectively, were as follows:

	Year ended December 31,
	2012	2011
Foreign currency translation differences	$(5,189)	$(7,161)
Unrealized gains (losses) on derivative instruments	14,771	(10,114)
Pension and post–retirement benefit plans	(42,354)	(37,398)
Unrealized gains (losses) on available-for-sale marketable securities	$(772)	$(1,553)

Accumulated other comprehensive income (loss), net of taxes	$(33,544)	$(56,226)

Business Combinations

E. BUSINESS COMBINATIONS

The Company applies ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquire at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Cash And Cash Equivalents	F. CASH AND CASH EQUIVALENTS Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.
Short-Term Bank Deposits

G. SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, which approximates fair value.

Available-For-Sale Marketable Securities

H. AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for all its investments in debt securities and for investments in marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, "Investments - Debt and Equity Securities". The Company classifies all debt securities and marketable equity securities as "available-for-sale". All of the Company's investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, as accumulated other comprehensive income ("OCI").

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial expenses, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary impairment ("OTTI"). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in earnings. Amounts relating to factors other than credit losses are recorded in OCI.

Inventories

I. INVENTORIES

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows;

· Raw materials using the average or FIFO cost method.· Work in progress:

· Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

· Labor overhead is generally included on a basis of updated hourly rates and is allocated to each project according to the amount of hours expended.

Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Advances from customers are allocated to the applicable contract inventories and are deducted from the inventory balance. Advances in excess of related inventories are classified as liabilities.

Pre-contract costs are generally expenses, but can be deferred and included in inventory, only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 605-35.

Investment In Affiliated Companies, Partnerships And Other Companies

J. INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

Investments in affiliated companies and partnerships that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% and 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, "Investments-Equity Method and Joint Ventures-In-substance Common Stock" and ASC 323-10-40-1, "Investment-Equity Method and Joint Ventures-Investee Capital Transactions".

A change in the Company's proportionate share of an investee's equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2012 and 2011, no material impairment was recognized.

Variable Interest Entities

K. VARIABLE INTEREST ENTITIES

ASC 810-10, "Consolidation", provides a framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidates a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination about whether the Company should consolidate a VIE is evaluated continuously as existing relationships change or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. The amendment clarifies that losses of partially owned consolidated subsidiaries shall continue to be allocated to the non-controlling interests even when their investment was already reduced to zero.

UAV Tactical Systems Ltd. ("U-TacS") in the U.K. is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its loss or right to majority of its earnings based upon holding the majority voting rights in U-TacS (51%), U-TacS is consolidated in the Company's financial statements.

Long-Term Receivables
L. LONG-TERM RECEIVABLES

Long-term trade, unbilled and other receivables, with long-term payment terms, which are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).

Long-Term Bank Deposits

M. LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

Property, Plant And Equipment

N. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company's own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.

Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*) Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Other Intangible Assets

O. OTHER INTANGIBLE ASSETS

Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method, or the accelerated method, which ever better reflects the applicable expected utilization pattern.

Impairment Of Long-Lived Assets

P. IMPAIRMENT OF LONG-LIVED ASSETS

The Company's long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 "Property, Plant and Equipment – Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets (or assets group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For each of the three years in the period ended December 31, 2012, no material impairment has been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or assets groups).

Goodwill Impairment

Q. GOODWILL IMPAIRMENT

Goodwill is subject to an annual impairment test at the reporting unit level (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, "Intangibles – Goodwill and Other".

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2012, no material impairment losses have been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

Severance Pay

R. SEVERANCE PAY

Elbit Systems' and its Israeli subsidiaries' obligations for severance pay are calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The obligation is provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance to the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $58,326, $50,018 and $50,228, respectively.

Pension And Other Postretirement Benefits

S. PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation – Retirement Benefits" (See Note 17).

Revenue Recognition

T. REVENUE RECOGNITION

The Company generates revenues principally from long-term contracts involving the design, development, manufacture and integration of defense systems and products. In addition, to a minor extent, the Company provides support and services for such systems and products.

Revenues from long-term contracts are recognized primarily using ASC 605-35, "Construction-Type and Production-Type Contracts", according to which revenues are recognized on the percentage-of-completion basis.

Sales under long-term fixed-price contracts which provide for a substantial level of development efforts in relation to total contract efforts are recorded using the cost-to-cost method of accounting as the basis to measure progress toward completing the contract and recognizing revenues using the percentage-of-completion basis. According to this method, sales and profits are recorded based on the ratio of costs incurred to estimated total costs at completion. In certain circumstances, when measuring progress toward completion, the Company considers other factors, such as achievement of performance milestones.

Sales and anticipated profit under long-term fixed-price contracts which provide for a substantial level of production effort are recorded on a percentage-of-completion basis, using the units-of-delivery as the basis to measure progress toward completing the contract and recognizing revenues. In certain circumstances, which involve long-term fixed-price production type contracts for non-homogenous units or small quantities of units, or when the achievement of performance milestones provides a more reliable and objective measure of the extent of progress toward completion, revenue is recognized based on the achievement of performance milestones.

Sales and anticipated profit under long-term fixed-price contracts that involve both development and production efforts are recorded using the cost-to-cost method and units-of-delivery method as applicable to each phase of the contract, as the basis to measure progress toward completion. In addition, when measuring progress toward completion under the development portion of the contract, in certain circumstances, the Company considers other factors, such as achievement of performance milestones.

The percentage-of-completion method of accounting requires management to estimate the cost and gross profit margin for each individual contract. Estimated gross profit or loss from long-term contracts may change due to differences between actual performance and original estimated forecasts.

Any changes in estimated gross profit from prior estimates are recognized in results of operations in the current period when they are reasonably determinable by management, for the inception-to-date effect of such changes (on a cumulative catch-up basis). Anticipated losses on contracts are charged to earnings when determined to be probable.

Sales under cost-reimbursement-type contracts are recorded as costs are incurred. Applicable estimated profits are included in earnings in the proportion that incurred costs bear to total estimated costs.

Amounts representing contract change orders, claims or other items are included in sales only when they can be reliably estimated and realization is probable. Penalties and awards applicable to performance on contracts are considered in estimating sales and profit rates and are recorded when they are probable and there is sufficient information to assess anticipated contract performance.

The Company believes that the use of the percentage-of-completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, revenue is recognized when the Company expects to perform its contractual obligations, and its customers are expected to satisfy their obligations under the contract.

Management reviews periodically the estimates of progress towards completion and project costs. These estimates are determined based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed periodically for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract's completion and project cost.

A number of internal and external factors affect the Company's cost estimates, including labor rates, estimated future prices of material, revised estimates of uncompleted work, efficiency variances, linkage to indices and exchange rates, customer specifications and testing requirement changes. If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company's consolidated financial statements.

In certain circumstances, sales under short-term fixed-price production type contracts or sale of products are accounted for in accordance with SAB No. 104, "Revenue Recognition in Financial Statements" ("SAB 104"), and recognized when all the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collectability is reasonably assured.

In cases where the contract involves the delivery of products and performance of services, or other obligations such as buy-back (See Note 20(B)), the Company follows the guidelines specified in ASC 605-25, "Revenue Recognition – Multiple-Element Arrangements" in order to allocate the contract consideration between the identified different elements using the relative selling price method to allocate the entire arrangement consideration. The selling price for each element would be allocated by using a hierarchy of: (1) Vendor Specific Objective Evidence ("VSOE"); (2) third-party evidence of the selling price for that element; or (3) estimated selling price ("ESP"), for individual elements of an arrangement when VSOE or third-party evidence of the selling price is unavailable. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers products and services and internal costs.

The determination of ESP is judgmental and is made through consultation with and approval by management.

Service revenues include contracts primarily for the provision of supplies or services other than associated with design, development or production activities. It may be a stand-alone service contract or a service element, which was separated from the design, development or production contract according to the criteria established in ASC 605-25. Service contracts primarily include operation and maintenance contracts, outsourcing-type arrangements, return and repair contracts, training, installation services, etc. Revenues from services were less than 10% of consolidated revenues in each of the years ended December 31, 2012, 2011 and 2010. As for research and development costs accounted for as contract costs refer to Note 2(V).

Warranty

U. WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are: (1) estimated as part of the total contract's cost or (2) recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company's warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary. Specific warranty reserves are recorded in the period defects or potential products failures are identified and recorded based on estimates made by management. The estimates are evaluated on a periodic basis.

Changes in the Company's provision for warranty, which is included in other payables and accrued expenses in the Balance Sheet, are as follows:

	2012	2011
Balance, at January 1	$176,831	$164,778
Warranties issued during the year	81,952	75,434
Reduction due to warranties forfeited or claimed during the year	(69,070)	(63,381)
Balance, at December 31	$189,713	$176,831

Research And Development Costs

V. RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements which are recorded as part of cost of revenues, over the period that revenue is recognized, consistent with the Company's revenue recognition accounting policy. The Company does not have significant stand-alone research and development arrangements performed for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Chief Scientist's Office ("OCS") and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues. For more information regarding OCS royalties' commitments see Note 20(A).

Income Taxes

W. INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Concentration Of Credit Risks

X. CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, marketable securities and trade receivables.

The majority of the Company's cash and cash equivalents and short and long-term deposits are invested with major banks mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's marketable securities include investment in corporate debentures, U.S. Treasury Bills, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States and Europe. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts, cross currency interest rate swaps and option strategies (together "derivative instruments") intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company's non-dollar currency and interest rates exposures (See Note 2(AA)).

Derivative Financial Instruments

Y. DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in "Financial income (expenses), net", in each reporting period (See Note 24).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

In connection with the issuance of the NIS 1.1 billion Series A Notes in 2010 and the issuance of an additional NIS 0.9 billion Series A Notes in 2012 on the Tel Aviv Stock Exchange (See Note 16), the Company entered into cross-currency interest rate swap transactions with a notional principal of the NIS 1.1 billion and NIS 0.9 billion to effectively hedge the effect of interest and exchange rate difference from NIS Series A Notes. The cross currency interest rate swap effectively converts the fixed interest rate of the debt to a floating interest rate. The terms of the swap agreements substantially match the terms of the debt. Under the terms of the swap agreements, the Company received interest payments semi-annually in NIS at an annual rate of 4.84% on the notional principal and pays interest semi-annually in U.S. Dollars at an annual weighted rate of 1.84% over the six-month LIBOR on the notional principal. The swap agreements are designated as a fair value hedge. The gains and losses related to changes in the fair value of the interest rate swaps are included in interest expense and substantially offset changes in The fair value of the hedged portion of the underlying hedged Series A Notes.

Stock-Based Compensation

Z. STOCK-BASED COMPENSATION

The Company accounts for share-based arrangements under ASC 718, "Compensation –Stock Compensation", which requires all share-based payments, including grants of employee stock options, to be recognized in the income statement based on their fair values.

The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2012	2011	2010
Dividend yield	2.45%	2.23%	2.20%
Expected volatility	36.07%	31.59%	31.92%
Risk-free interest rate	0.83%	2.01%	1.56%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the average of those ranges are disclosed. Expected volatilities are based on implied volatilities from traded options on Elbit Systems' stock, historical volatility of the stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.

Fair Value Of Financial Instruments

AA. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.

As of December 31, 2012, the fair value of the Series A Notes based on quoted market price of the Tel-Aviv Stock Exchange was approximately $ 477,943.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instruments are categorized as Level 3.

The Company's cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying, and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace and accordingly are categorized as Level 2.

The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Marketable equity securities and government debt securities are classified within Level 1. The Company's corporate debt marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

The Company's foreign currency derivative instruments are classified within Level 2 when the valuation inputs are based on quoted prices and market observable data of similar instruments and in Level 3 when valuation inputs are based on significant unobservable data.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2012 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$12,620	$-	$-
Corporate bonds	-	37,491	-
Foreign currency derivatives and option contracts	-	24,738	-
Cross currency interest rate swap	-	22,415	-
Liabilities
Foreign currency derivative and option contracts	-	(4,992)	-
Total	$12,620	$79,652	$-

	Fair value measurement at
	December 31, 2011 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$-	$-		$-
Foreign currency derivatives and option contracts	-	14,755		-
Cross Currency interest rate swap	-	8,877		-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)		-
Total	$-	$(2,322)		$-

Basic And Diluted Net Earnings Per Share

AB. BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares considered outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per ordinary share when their effect is anti-dilutive.

The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 125,709, 76,815 and 23,041 for the years 2012, 2011 and 2010, respectively.

Treasury Shares	AC. TREASURY SHARES Elbit Systems' shares held by Elbit Systems and its subsidiaries are recognized at cost and presented in treasury shares as a reduction of shareholders' equity.
Recent Accounting Pronouncements

AD. RECENT ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2012, the Company retrospectively adopted a new standard issued by the Financial Accounting Standards Board by presenting total comprehensive income and the components of net income and other comprehensive income (loss) in two separate but consecutive statements. The adoption of this guidance resulted only in a change in how the Company presents other comprehensive income in the Company's consolidated financial statements and did not have any impact on the Company's results of operations, financial position or cash flows.

Comparative prior periods amounts are also presented.

Reclassifications	AE. RECLASSIFICATIONS Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Changes In Accumulated Other Comprehensive Income By Components

	Year ended December 31,
	2012	2011
Foreign currency translation differences	$(5,189)	$(7,161)
Unrealized gains (losses) on derivative instruments	14,771	(10,114)
Pension and post–retirement benefit plans	(42,354)	(37,398)
Unrealized gains (losses) on available-for-sale marketable securities	$(772)	$(1,553)

Accumulated other comprehensive income (loss), net of taxes	$(33,544)	$(56,226)

Schedule Of Estimated Useful Life Of Assets

Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*) Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule Of Warranty Liability

	2012	2011
Balance, at January 1	$176,831	$164,778
Warranties issued during the year	81,952	75,434
Reduction due to warranties forfeited or claimed during the year	(69,070)	(63,381)
Balance, at December 31	$189,713	$176,831

Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions

	2012	2011	2010
Dividend yield	2.45%	2.23%	2.20%
Expected volatility	36.07%	31.59%	31.92%
Risk-free interest rate	0.83%	2.01%	1.56%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2012 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$12,620	$-	$-
Corporate bonds	-	37,491	-
Foreign currency derivatives and option contracts	-	24,738	-
Cross currency interest rate swap	-	22,415	-
Liabilities
Foreign currency derivative and option contracts	-	(4,992)	-
Total	$12,620	$79,652	$-

	Fair value measurement at
	December 31, 2011 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$-	$-		$-
Foreign currency derivatives and option contracts	-	14,755		-
Cross Currency interest rate swap	-	8,877		-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)		-
Total	$-	$(2,322)		$-

Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Trade And Unbilled Receivables, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2012	2011
Receivables (1)	$454,641	$456,479
Unbilled receivables	242,616	219,906
Less – allowance for doubtful accounts	(9,128)	(6,861)
	$688,129	$669,524

(1) Includes receivables due from affiliated companies	$20,623	$20,030

Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2012	2011
Deferred income taxes, net	$31,801	$35,263
Prepaid expenses	45,219	37,504
Government institutions	56,340	72,266
Derivative instruments	35,580	20,520
Held-for-sale investment (*)	1,172	1,748
Other	9,991	12,723
	$180,103	$180,024

(*) See Note 1(D).

Inventories, Net Of Customer Advances (Tables)	12 Months Ended
Dec. 31, 2012
Inventories, Net Of Customer Advances [Abstract]
Schedule Of Inventories

December 31,
	2012	2011
Cost incurred on long-term contracts in progress	$832,642	$866,325
Raw materials	119,416	110,528
Advances to suppliers and subcontractors	35,857	47,168
	987,915	1,024,021
Less -
Cost incurred on contracts in progress deducted from customer advances	68,306	38,048
Advances received from customers (*)	104,297	150,195
Provision for losses on long-term contracts	64,065	74,509
	$751,247	$761,269

(*) The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Investments In Affiliated Companies

	December 31,
	2012	2011
Companies accounted for under the equity method	$122,237	$105,914
Companies accounted for on a cost basis	4,245	4,245
	$126,482	$110,159

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2012	2011
SCD (1)	$68,692	$63,854
VSI (2)	16,715	8,154
Opgal (3)	13,470	14,626
Netcity (4)	12,129	10,418
Other(5)	11,231	8,862
	$122,237	$105,914

(1)
Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.

(2)
Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements. In November 2012, Rockwell Collins and ESA established Rockwell Collins ESA Vision Systems LLC ("RCEVS"), a Delaware limited liability company, held 50% by each party, which will engage in similar activities to VSI.

(3)
Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.

(4)
UTI NETCIYY Investments BV S.A ("Netcity") is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is engaged in the construction of fiber-telecommunication networks in Romania.

(5)
During 2012, the Company invested in an Asian company approximately $2,789. The Asian company in which the Company holds 51%, is engaged in the assembly and maintenance of communication equipment. The Asian company is not controlled by the Company since the partner has participation rights in the day-to-day to operations and therefore the Company is not consolidated in the Company's financial statements.

Schedule Of Equity In Net Earnings Of Affiliated Companies

	Year ended December 31,
	2012	2011	2010
SCD	$5,524	$5,807	$11,470
VSI	8,403	8,454	6,265
Other	(2,767)	1,116	1,061
	$11,160	$15,377	$18,796

Balance Sheet Information

	December 31,
	2012	2011
Current assets	$278,751	$272,274
Non-current assets	114,289	67,151
Total assets	$393,040	$339,425

Current liabilities	$118,506	$158,548
Non-current liabilities	44,137	24,809
Shareholders' equity	230,397	156,068
	$393,040	$339,425

Income Statement Information

	Year ended December 31,
	2012	2011	2010
Revenues	$385,792	$402,438	$476,286
Gross profit	$102,730	$117,222	$137,228
Net income	$27,596	$38,131	$36,728

Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Trade And Unbilled Receivables [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2012	2011
Receivables	$201	$5,303
Unbilled receivables	229,486	157,459
	$229,687	$162,762

Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Bank Deposits And Other Receivables [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables

December 31,
	2012	2011
Restricted deposits with banks (1)	$-	$2,271
Hedging receivables in respect to Series A Notes (See Note 16)	11,555	3,112
Deposits with banks and other long-term receivables (2)	7,714	6,832
	$19,269	$12,215

(1) Restricted deposits in respect of an issued bank guarantee.

(2) Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A in the amount of $6,093 and $5,427 as of December 31, 2012 and 2011, respectively (See Note 17).

Available-For-Sale Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Available-For-Sale Marketable Securities [Abstract]
Available-For-Sale Marketable Securities

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$12,428	192	-	$12,620
Corporate debentures - fix and floating interest rate	36,901	594	(4)	37,441
	$49,329	786	(4)	$50,111

Contractual Maturities Of The Available-For-Sale Marketable Securities

December 31, 2012
2014	$1,810
2015	9,735
2016	18,016
2017	13,659
2018 and after	2,920
$46,140

Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net
	December 31,
	2012	2011
Cost (1):
Land, buildings and leasehold improvements (2)	$373,286	$361,246
Instruments, machinery and equipment (3)	641,911	629,290
Office furniture and other	95,080	76,939
Motor vehicles and airplanes	133,467	131,106
	1,243,744	1,198,581
Accumulated depreciation	(742,458)	(680,973)
Depreciated cost	$501,286	$517,608

(1) Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $36,990 and $29,367 as of December 31, 2012 and 2011, respectively.

(2) Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,158,000	710,000	891,000
Leased	1,896,000	631,000	303,000

(a) Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.

(b) Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c) Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3) Includes equipment produced by the Company for its own use in the aggregate amount of $239,758 and $173,649 as of December 31, 2012 and 2011, respectively.

Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets, Net [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets

	Weighted
	average
	useful lives	December 31,
		2012	2011
Original cost:
Technology	10	$254,798	$254,668
Customer relations	6	201,809	201,346
Trademarks and other	11	65,002	64,872
		521,609	520,886
Accumulated amortization:
Technology		140,233	119,598
Customer relations		137,356	115,352
Trademarks and other		29,057	22,190
		306,646	257,140
Amortized cost		$214,963	$263,746

Estimated Aggregate Amortization Expense

2013	$45,734
2014	43,219
2015	36,901
2016	28,106
2017	16,556
2018 and after	44,447

Schedule Of Goodwill
2012
Balance, at January 1,	$499,326

Net translation differences (1)	1,272
Balance, at December 31,	$500,598

(1) Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.

Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Bank Credit And Loans [Abstract]
Schedule Of Short-Term Bank Credit And Loans

		December 31,
	Interest %	2012	2011
Short-term loans	2.5%	$-	$158
Short-term bank credit	3.42-5%	181	2,840
		$181	$2,998
Weighted average interest rate	2.40%

Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables And Accrued Expenses [Abstract]
Schedule Of Other Payables And Accrued Expenses

	December 31,
	2012	2011
Payroll and related expenses	$136,240	$143,805
Provision for vacation pay	47,236	43,401
Provision for income tax, net of advances	35,269	26,858
Other income tax liabilities	34,451	36,707
Value added tax ("VAT") payable	11,160	15,202
Provision for royalties	31,410	31,549
Provision for warranty	196,559	185,067
Derivative instruments	4,956	25,954
Deferred income tax, net	479	-
Provision for losses on long-term contracts (1)	51,850	109,171
Other (2)	154,840	138,815
	$704,450	$756,529

(1)	Includes a provision of $5,167 and $43,900 as of December 31, 2012 and 2011, respectively, related to the cessation of a program with a foreign customer (See Note 1(C)).

(2)
Primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.

Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2012
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Schedule Of Customer Advances

	December 31,
	2012	2011
Advances received	$782,482	$750,161
Less -
Advances presented under long-term liabilities	156,497	154,696
Advances deducted from inventories	104,297	150,195
	521,688	445,270
Less -
Costs incurred on contracts in progress (See Note 5)	68,306	38,048
	$453,382	$407,222

Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Loans, Net Of Current Maturities [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

			Years of	December 31,
	Currency	Interest %	maturity	2012	2011
Long-term bank loans(*)	U.S. dollars	Libor +1.25-2.5%	mainly 2-3	$174,381	$369,564
	GBP	Libor + 1.11-3.28%	mainly 1-3	29,917	29,298
	Other	Libor + 1.7-4%	mainly 1-3	1,228	1,408
				205,525	400,270
Less: current maturities				31,781	98,015
				$173,745	$302,255

(*) For covenants see Note 20(F).

Summary Of Maturities Of Long-Term Loans

2013 – current maturities	$31,781
2014	75,137
2015	16,895
2016	81,712
$205,525

Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Series A Notes, Net Of Current Maturities [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31,
	2012	2011
Series A Notes	$450,040	$259,094
Less Current maturities	(58,275)	(29,612)
Carrying amount adjustments on Series A Notes(*)	16,158	7,412
Premium (discount) on Series A Notes, net	687	(1,575)
	$408,610	$235,319

(*) As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Schedule Of Future Principal Payments For The Series A Notes
December 31, 2012
2013 (current maturities)	$58,275
2014	58,275
2015	58,275
2016	58,275
2017	58,275
2018 and after	175,510
$466,885

Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements

	December 31,
	2012	2011
Changes in benefit obligation:
Benefit obligation at beginning of year	$153,097	$119,983
Service cost	9,709	8,205
Interest cost	6,567	6,361
Exchange rate differences	299	(508)
Actuarial losses	10,747	21,313
Benefits paid	(3,329)	(2,257)
Benefit obligation at end of year	$177,090	$153,097
Changes in the Plans' Assets:
Fair value of Plans' assets at beginning of year	81,780	69,493
Actual return on Plans' assets (net of expenses)	11,002	(722)
Employer contribution	12,341	15,266
Benefits paid	(3,329)	(2,257)
Fair value of Plans' assets at end of year	$101,794	$81,780
Accrued benefit cost, end of year:
Funded status	(75,296)	(71,317)
Unrecognized net actuarial loss	63,178	60,650
Unrecognized prior service cost	498	584
	$(11,620)	$(10,083)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(85)	(85)
Accrued benefit liability, non-current	(75,211)	(71,232)
Accumulated other comprehensive income, pre-tax	63,676	61,234
Net amount recognized	$(11,620)	$(10,083)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2012	2011	2010
Components of the Plans' net periodic pension cost:
Service cost	$9,709	$8,205	$7,031
Interest cost	6,567	6,361	5,858
Expected return on Plans' assets	(6,400)	(5,512)	(4,914)
Amortization of prior service cost	172	104	95
Amortization of transition amount	(131)	(147)	(130)
Amortization of net actuarial loss	4,107	1,988	1,769
Total net periodic benefit cost	$14,023	$10,999	$9,709
Additional information
Accumulated benefit obligation	$167,667	$144,682	$112,643

Weighted Average Assumptions

	December 31,
	2012	2011
Weighted average assumptions:
Discount rate as of December 31	4.1%	4.4%
Expected long-term rate of return on Plans' assets	7.0%	7.3%
Rate of compensation increase	2.2%	2.4%

Asset Allocation By Category

	2012	2011
Asset Category:
Equity Securities	57.5%	56.8%
Debt Securities	34.8%	36.1%
Other	7.7%	7.1%
Total	100.0%	100.0%

Target Asset Allocation For The Plan

	2012	2011
Asset Category:
Equity Securities	50%	56.0%
Debt Securities	40%	41.2%
Other	10%	2.8%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
		Quoted
		Prices in
		Active
		Markets for		Significant	Significant
		Identical		Observable	Unobservable
		Assets		Inputs	Inputs
Asset Category	Total	(Level 1)		(Level 2)	(Level 3)
Cash	$38	$38		$-	$-
Cash Equivalents:
Money Market Funds (a)	4,153	4,153		-	-
Fixed Income Securities:
Mutual Funds (b)	36,618	36,618		-	-
Equity Securities:
International Companies (c)	1,554	1,554		-	-
Mutual Funds (d)	47,091	47,091		-	-
Other	12,340	12,340
Total	$101,794	$101,794	$		$-

(a) This category includes highly liquid daily traded cash-like vehicles.

(b) This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.

(c) This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements

	December 31,
	2012	2011
Change in Benefit Obligation:
Benefit obligation at beginning of period	$3,145	$2,914
Service cost	299	253
Interest cost	117	151
Actuarial (gain) loss	(688)	(63)
Employee contribution	17	19
Benefits paid	(107)	(129)
Benefit obligation at end of period	$2,781	$3,145

Change in Plan Assets:
Fair value of plan assets at beginning of period	$-	$-
Employer contribution	90	110
Employee contribution	17	19
Benefits paid	(107)	(129)
Fair value of plan assets at end of period	$-	$-
	Year ended December 31,
	2012	2011
Accrued benefit cost, end of period:
Funded status	$(2,781)	$(3,145)
Unrecognized net actuarial loss	246	455
Unrecognized prior service cost	-	-
Accrued benefit cost, end of period	$(2,535)	$(2,690)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(175)	$(111)
Accrued benefit liability, non-current	(2,606)	(3,034)
Accumulated other comprehensive loss, pretax	246	455
Net amount recognized	$(2,535)	$(2,690)

Components of net periodic pension cost (for period):
Service cost	$299	$253
Interest cost	117	151
Amortization of prior service cost	12	74
Amortization of net actuarial loss	-	22
Total net periodic benefit cost	$428	$500
Assumptions as of end of period:
Discount rate	3.78%	3.78%
Health care cost trend rate assumed for next year	8.00%	8.50%
Ultimate health care cost trend rate	5.00%	5.00%

Effect Of A 1% Change In The Health Care Cost Trend Rate

	1% increase	1% decrease
Net periodic benefit cost	$53	$(46)
Benefit obligation	$244	$(216)

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2012	2011	2010
Income before taxes on income:
Domestic	$159,330	$95,226	$160,749
Foreign	17,712	8,778	38,612
	$177,042	$104,004	$199,361

Schedule Of Taxes On Income

	Year ended December 31,
	2012	2011	2010
Current taxes:
Domestic	$12,957	$13,896	$26,842
Foreign	6,454	1,328	16,616
	19,411	15,224	43,458
Adjustment for previous years:
Domestic	(4,898)	2,009	(3,889)
Foreign	(633)	(2,308)	1,885
	(5,531)	(299)	(2,004)
Deferred income taxes:
Domestic	6,686	(2,861)	(10,303)
Foreign	(3,467)	1,560	(7,114)
	3,219	(1,301)	(17,417)
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

Total:
Domestic	$14,745	$13,044	$12,650
Foreign	2,354	580	11,387
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

Schedule Of Uncertain Tax Positions

	2012	2011
Balance at the beginning of the year	$53,183	$48,791
Additions related to interest and currency transaction	3,695	405
Additions based on tax positions taken during a prior period	5,925	5,336
Reduction related to tax positions taken during a prior period	(8,660)	(3,746)
Reductions related to settlement of tax matters	(117)	(4,684)
Additions based on tax positions taken during the current period	5,998	8,305
Reduction related to a lapse of applicable statute of limitation	(7,426)	(1,224)
Balance at the end of the year	$52,599	$53,183

Schedule Of Deferred Income Taxes

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2012
Deferred tax assets:
Reserves and allowances	$41,190	$10,451	$30,739
Inventory allowances	6,345	6,345	-
Property, plant and equipment	7,414	1,317	6,097
Other assets	17,819	6,899	10,920
Net operating loss carry-forwards	18,989	7,399	11,590
	91,757	32,411	56,346
Valuation allowance	(3,527)	(610)	(2,917)
Net deferred tax assets	88,230	31,801	56,429
Deferred tax liabilities:
Intangible assets	(33,064)	-	(33,064)
Property, plant and equipment	(18,882)	(18)	(18,864)
Reserves and allowances	(4,134)	(461)	(3,673)
	(56,080)	(479)	(55,601)
Net deferred tax assets	$32,150	$31,322	$828
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$45,069	$15,939	$29,130
Inventory allowances	6,328	6,328	-
Property, plant and equipment	4,134	1,087	3,047
Other	22,415	10,242	12,173
Net operating loss carry-forwards	20,881	1,667	19,214
	98,827	35,263	65,564
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	97,525	35,263	63,564
Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(17,737)	-	(17,737)
Reserves and allowances	-	-	-
	(58,123)	-	(58,123)
Net deferred tax assets	$39,402	$35,263	$4,139

Schedule Of Deferred Taxes As Reflected In The Balance Sheet

	December 31,
	2012	2011
Current deferred income tax assets (Note 4)	$31,801	$35,263
Current deferred income tax liabilities (Note 13)	$479	$-
Non-current deferred income tax assets	$31,465	$36,130
Non-current deferred income tax liabilities	$30,639	$31,991

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2012	2011	2010
Income before taxes as reported in the consolidated statements of income	$177,042	$104,004	$199,361
Statutory tax rate	25%	24%	25%
Theoretical tax expense	$44,261	$24,961	$49,840
Tax benefit arising from reduced rate as an "Approved and
Privileged Enterprise" and other tax benefits (*)	(26,098)	(11,451)	(20,528)
Tax adjustment in respect of different tax rates for Foreign subsidiaries	5,469	2,721	5,382
Changes in carry-forward losses and valuation Allowances	1,643	(125)	(8,006)
Increase in taxes resulting from non-deductible expenses	1,426	1,105	3,020
Difference in basis of measurement for financial reporting and tax return purposes	(3,240)	(2,375)	(3,370)
Taxes in respect of prior years	(5,531)	(299)	(2,004)
Other differences, net	(831)	(913)	(237)
Actual tax expenses	$17,099	$13,624	$24,037
Effective tax rate	9.66%	13.10%	12.06%

(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises

Basic	$0.62	$0.27	$0.48
Diluted	$0.62	$0.27	$0.47

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Derivatives designated as hedging instruments
Foreign exchange contracts	$21,100	$9,908	$3,095	$23,914
Cross-currency interest rate swaps	22,415	8,877	-	-
	43,515	18,785	3,095	23,914
Derivatives not designated as hedging instruments
Foreign exchange contracts	3,638	4,847	1,897	1,363
Options exchange contracts	-	-	-	677
	$3,638	$4,847	$1,897	$2,040

(*) Presented as part of other assets receivables and long term other receivables.

(**) Presented as part of other payables and long term other payables.

Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income

					Ineffective Portion of Gain of
	Gain (Loss) Recognized		Gain (loss) on Effective Portion		Derivative and Amount
	in Other Comprehensive		of Derivative Reclassified		Excluded from Effectiveness
	Income on Effective-		from Accumulated Other		Testing Recognized in Income
	Portion of Derivative, net		Comprehensive Income (*)			(**)
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012		2011
Derivatives designated as hedging instruments
Foreign exchange contracts	$12,277	$(13,914)	$(15,831)	$7,438	$180		$585
Derivatives not designated as hedging instruments
Foreign exchange Contracts	$-	$-	$-	$-	$150		$461

(*) Presented as part of revenues/cost of sales

(**) Presented as part of financial income (expenses), net

Notional Amounts Of Outstanding Foreign Exchange Forward Contracts

		Forward contracts
	Buy		Sell
	December 31,		December 31,
	2012	2011	2012	2011
Euro	$60,665	$57,022	$131,696	$154,251
GBP	45,262	30,868	28,268	45,095
NIS	386,017	654,105	-	-
Other	4,344	14,073	14,871	34,120
	$496,288	$756,068	$174,835	$233,466

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments

2013	$34,084
2014	29,197
2015	21,045
2016	18,698
2017	13,800
2018 and thereafter (*)	93,083
$209,907

(*)
During 2012 the Company entered into lease agreement for a new complex with OgenYielding Real Estate Ltd. (Ogen). The lease period of the new complex is 15 years that will begin after the conclusion of the construction during 2015. The expected lease fee will be approximately $3,000 per month.

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Share Option Activity Under The Stock Option Plan

	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,450,890	$37.07	1,635,305	$35.96	1,858,250	$35.24
Granted	30,000	35.21	63,300	50.74	28,000	52.23
Exercised	(69,898)	33.19	(226,965)	32.41	(223,020)	32.53
Forfeited	(25,500)	51.83	(20,750)	42.33	(27,925)	31.91
Outstanding – end of the year	1,385,492	$36.95	1,450,890	$37.07	1,635,305	$35.96
Options exercisable at the end of the year	1,271,266	$36.07	1,292,806	$35.17	963,289	$34.70

Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$33.10 - $63.85	1,385,492	1.24	$36.95	1,271,266	$36.07

Compensation Expenses Before Tax

	Year ended December 31,
	2012	2011	2010
Cost of revenues	$1,785	$924	$2,353
R&D and marketing expenses	425	458	954
General and administration expenses	1,116	614	1,904
	$3,326	$1,996	$5,211

Weighted Average Exercise Price And Fair Value Of Options Granted

	Less than market price
	Year ended December 31,
	2012	2011	2010
Weighted average exercise price per share	$35.21	$50.74	$52.23
Weighted average fair value per share on grant date	$8.45	$12.12	$11.99

Computation Of Basic And Diluted Net Earnings Per Share
F.	Computation of basic and diluted net earnings per share:

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$167,879	42,190	$3.98	$90,288	42,764	$2.11	$183,498	42,645	$4.30

Effect of dilutive securities:
Employee stock options	-	87		-	367		-	572
Diluted net earnings	$167,879	42,277	$3.97	$90,288	43,131	$2.09	$183,498	43,217	$4.25

(*) In thousands

Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas

	2012	2011	2010
Europe	$561,142	$552,379	$541,749
North America	909,395	890,686	843,985
Israel	519,852	697,261	650,956
Latin America	258,761	165,516	152,147
Asia Pacific	568,458	459,952	459,572
Other	70,999	51,671	21,724
	$2,888,607	$2,817,465	$2,670,133

Schedule Of Revenues By Areas Of Operations

	Year ended December 31,
	2012	2011	2010
Airborne systems	$1,054,468	$969,446	$791,111
Land vehicles systems	374,487	405,294	363,245
C4ISR systems	1,017,638	996,382	1,019,068
Electro-optic systems	324,135	300,158	368,808
Other (*)	117,879	146,185	127,901
	$2,888,607	$2,817,465	$2,670,133

(*) Mainly non-defense engineering and production services.

Schedule Of Major Customer Data

	Year ended December 31,
	2012	2011	2010
Israeli Ministry of Defense	15%	23%	23%
U.S. Government	8%	8%	7%

Schedule Of Long Lived Assets By Geographic Areas

	Year ended December 31,
	2012	2011	2010
Israel	$863,945	$875,935	$985,953
U.S	208,309	208,640	225,217
Other	144,594	196,105	89,345
	$1,216,847	$1,280,680	$1,300,515

Research And Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Research And Development Expenses, Net [Abstract]
Schedule Of Research And Development Expenses, Net

	Year ended December 31,
	2012	2011	2010
Total expenses	$276,458	$288,668	$268,578
Less – grants and participations	(43,071)	(47,576)	(34,447)
	$233,387	$241,092	$234,131

Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses, Net [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2012	2011	2010
Expenses:
Interest on long-term bank debt	$(7,148)	$(7,214)	$(6,968)
Interest on Series A Notes	(10,787)	(5,753)	(4,395)
Interest on short-term bank credit and loans	(2,528)	(3,802)	(1,699)
Loss on marketable securities	-	(2,464)	-
Gain (loss) from exchange rate differences, net	126	7,565	(9,094)
Other	(9,922)	(10,839)	(4,330)
	(30,259)	(22,507)	(26,486)
Income:
Interest on cash, cash equivalents and bank deposits	1,821	2,579	3,224
Other	2,353	6,359	2,011
	4,173	8,938	5,235
	$(26,086)	$(13,569)	$(21,251)

Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income, Net [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2012	2011	2010
Gain from sale of Mediguide shares (*)	$-	$-	$12,809
Other	78	1,909	450
	$78	$1,909	$13,259

(*) Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2010.

Related Parties Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties Transactions And Balances [Abstract]
Schedule Of Related Parties Transactions And Balances

Transactions:	Year ended December 31,
	2012	2011	2010
Income -
Sales to affiliated companies (*)	$98,884	$53,490	$33,124
Participation in expenses	$-	$3,923	$3,955

Cost and expenses -
Supplies from affiliated companies (**)	$10,908	$44,840	$57,339

Balances:	December 31,
	2012	2011
Trade receivables and other receivables (*)	$24,121	$21,696
Trade payables and advances(**)	$18,475	$17,767

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.

General (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended				12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012	Dec. 31, 2011	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federmann Group [Member]	Dec. 31, 2011 UTI Netcity [Member]	Dec. 31, 2010 UTI Netcity [Member]	Oct. 31, 2012 FV [Member]	Sep. 30, 2011 FV [Member]	Dec. 31, 2012 FV [Member]	Dec. 31, 2011 FV [Member]
Business Acquisition [Line Items]
Ownership percentage					51.00%			46.75%
Ownership percentage, common stock													59.40%
Amount of export authorization to supply systems to foreign customers			$ 90,000
Operating expenses			72,800		612,815	616,350	590,517
Operating expenses, net of taxes			62,000
Amount of advances and performance guarantees forfeited		33,600
Amount sought in litigation for damages and expenses	74,000			16,000
Additions to equity method investments					2,789				8,100	2,700
Impairment loss					616	15,977	1,284					16,000
Impairment loss related to non-controlling interest												6,500
Net impairment loss												9,500
Net assets													1,172	1,748
Consideration for sale of investment											2,000
Down payment received for sale of held-for-sale investment													$ 100

Significant Accounting Policies (Narrative) (Details)	1 Months Ended	12 Months Ended								12 Months Ended
	Jun. 30, 2010 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Dec. 31, 2012 UAV Tactical Systems Ltd [Member]	Dec. 31, 2012 Series A [Member] USD ($)	Dec. 31, 2010 Series A [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Significant Accounting Policies [Line Items]
Components of accumulated other comprehensive income loss, tax		$ 23,845,000	$ 25,419,000
Percentage of equity voting rights		51.00%											50.00%	20.00%
Amount in which the company discontinues applying the equity method for investments		0
Reduction of allocation to non-controlling interest		0
Voting rights										51.00%
Minimum term of maturity where deposits are considered long-term, in years		1 year
Severance expenses		58,326	50,018	50,228
Percentage of revenue from service		10.00%	10.00%	10.00%
Notes issued	1,100,000,000
Issuance amount of Series A Note						24,407,000	92,000,000	217,420,000	807,000,000		900,000,000	1,100,000,000
Received interest payments semi-annually in NIS	4.84%	4.84%		4.84%
Cross currency interest rate swap, amount		287,000,000			1,100,000,000
Derivative, Basis Spread on Variable Rate		1.65%		1.84%
Variable rate basis of fair value hedge transactions		Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were consumed.
Senior notes fair value											$ 477,943,000
Outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share		125,709	76,815	23,041

Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Foreign currency translation differences	$ (5,189)	$ (7,161)
Unrealized gains (losses) on derivative instruments	14,771	(10,114)
Pension and post-retirement benefit plans	(42,354)	(37,398)
Unrealized gains (losses) on available-for-sale marketable securities	(772)	(1,553)
Accumulated other comprehensive loss	$ (33,544)	$ (56,226)

Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)	12 Months Ended
	Dec. 31, 2012 Motor Vehicles [Member]	Dec. 31, 2012 Maximum [Member] Buildings And Leasehold Improvements [Member]		Dec. 31, 2012 Maximum [Member] Instruments, Machinery And Equipment [Member]	Dec. 31, 2012 Maximum [Member] Office Furniture And Other [Member]	Dec. 31, 2012 Maximum [Member] Motor Vehicles [Member]	Dec. 31, 2012 Minimum [Member] Buildings And Leasehold Improvements [Member]		Dec. 31, 2012 Minimum [Member] Instruments, Machinery And Equipment [Member]	Dec. 31, 2012 Minimum [Member] Office Furniture And Other [Member]	Dec. 31, 2011 Minimum [Member] Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	15.00%	20.00%	[1]	33.00%	33.00%	33.00%	2.00%	[1]	3.00%	4.00%	12.00%

[1]	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Significant Accounting Policies (Schedule Of Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Balance, at January 1	$ 176,831	$ 164,778
Warranties issued during the year	81,952	75,434
Reduction due to warranties forfeited or claimed during the year	(69,070)	(63,381)
Balance, at December 31	$ 189,713	$ 176,831

Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Significant Accounting Policies [Abstract]
Dividend yield	2.45%	2.23%	2.20%
Expected volatility	36.07%	31.59%	31.92%
Risk-free interest rate	0.83%	2.01%	1.56%
Expected life, years	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 12,620
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	12,620
Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	79,652	(2,322)
Significant Observable Inputs (Level 2) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	37,491
Significant Observable Inputs (Level 2) [Member] | Foreign Currency Derivative And Option Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	24,738	14,755
Liabilities	(4,992)	(25,954)
Significant Observable Inputs (Level 2) [Member] | Cross Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	22,415	8,877
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Significant Unobservable Inputs (Level 3) [Member] | Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Significant Unobservable Inputs (Level 3) [Member] | Foreign Currency Derivative And Option Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Cross Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets

Trade And Unbilled Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 454,641	[1]	$ 456,479	[1]
Unbilled receivables	242,616		219,906
Less - allowance for doubtful accounts	(9,128)		(6,861)
Trade and unbilled receivables, net	688,129		669,524
Includes receivables due from affiliated companies	20,623		20,030
Israeli Ministry Of Defense [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 417,536		$ 404,104

[1]	Includes receivables due from affiliated companies

Other Receivables And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Deferred income taxes, net	$ 31,801		$ 35,263
Prepaid expenses	45,219		37,504
Government institutions	56,340		72,266
Derivative instruments	35,580		20,520
Held-for-sale investment	1,172	[1]	1,748	[1]
Other	9,991		12,723
Other receivables and prepaid expenses	$ 180,103		$ 180,024

[1]	See Note 1(D).

Inventories, Net Of Customer Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Inventories, Net Of Customer Advances [Abstract]
Cost incurred on long-term contracts in progress	$ 832,642		$ 866,325
Raw materials	119,416		110,528
Advances to suppliers and subcontractors	35,857		47,168
Inventory, gross	987,915		1,024,021
Less - Cost incurred on contracts in progress deducted from customer advances	68,306		38,048
Less - Advances deducted from inventories	104,297	[1]	150,195	[1]
Less - Provision for losses on long-term contracts	64,065		74,509
Inventories, net of customer advances	$ 751,247		$ 761,269

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Companies accounted for under the equity method	$ 122,237	$ 105,914
Companies accounted for on a cost basis	4,245	4,245
Investments in affiliated companies	$ 126,482	$ 110,159

Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 SCD [Member]		Dec. 31, 2011 SCD [Member]		Dec. 31, 2012 VSI [Member]		Dec. 31, 2011 VSI [Member]		Dec. 31, 2012 Opgal [Member]		Dec. 31, 2011 Opgal [Member]		Dec. 31, 2011 UTI Netcity [Member]		Dec. 31, 2010 UTI Netcity [Member]	Dec. 31, 2012 UTI Netcity [Member]		Dec. 31, 2012 Others [Member]		Dec. 31, 2011 Others [Member]		Dec. 31, 2012 Rafael Advanced Defense Systems Ltd [Member]	Dec. 31, 2012 Rockwell Collins Inc [Member]	Dec. 31, 2012 RCEVS [Member]	Dec. 31, 2012 Subsidiary Of Rafael [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 122,237	$ 105,914	$ 68,692	[1]	$ 63,854	[1]	$ 16,715	[2]	$ 8,154	[2]	$ 13,470	[3]	$ 14,626	[3]	$ 10,418	[4]		$ 12,129	[4]	$ 11,231	[5]	$ 8,862	[5]
Ownership percentage in subsidiaries																		40.00%
Equity method investment ownership percentage	51.00%		50.00%				50.00%				50.10%													50.00%	50.00%	50.00%	49.90%
Additions to equity method investments	$ 2,789														$ 8,100		$ 2,700

[1]	Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.
[2]	Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements. In November 2012, Rockwell Collins and ESA established Rockwell Collins ESA Vision Systems LLC ("RCEVS"), a Delaware limited liability company, held 50% by each party, which will engage in similar activities to VSI .
[3]	Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.
[4]	UTI NETCITY Investments ("Netcity") is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is engaged in the construction of fiber-telecommunication networks in Romania.
[5]	During 2012, the Company invested in an Asian company approximately $2,789. The Asian company in which the Company holds 51%, is engaged in the assembly and maintenance of communication equipment. The Asian company is not controlled by the Company since the partner has participation rights in the day-to-day to operations, and therefore the Company is not consolidated in the Company's financial statements.

Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 11,160	$ 15,377	$ 18,796
SCD [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	5,524	5,807	11,470
VSI [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	8,403	8,454	6,265
Others [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ (2,767)	$ 1,116	$ 1,061

Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Current assets	$ 278,751	$ 272,274
Non-current assets	114,289	67,151
Total assets	393,040	339,425
Current liabilities	118,506	158,548
Non-current liabilities	44,137	24,809
Shareholders' equity	230,397	156,068
Total liabilities	$ 393,040	$ 339,425

Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Revenues	$ 385,792	$ 402,438	$ 476,286
Gross profit	102,730	117,222	137,228
Net income	$ 27,596	$ 38,131	$ 36,728

Long-Term Trade And Unbilled Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Trade And Unbilled Receivables [Abstract]
Receivables	$ 201	$ 5,303
Unbilled receivables	229,486	157,459
Long-term trade and unbilled receivables	$ 229,687	$ 162,762

Long-Term Bank Deposits And Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Bank Deposits And Other Receivables [Abstract]
Restricted deposits with banks			$ 2,271	[1]
Hedging receivables in respect to Series A Notes (See Note 16)	11,555		3,112
Deposits with banks and other long-term receivables	7,714	[2]	6,832	[2]
Long-term bank deposits and other receivables	19,269		12,215
Long-term balances of non-qualified deferred compensation plan	$ 6,093		$ 5,427

[1]	Restricted deposits in respect of an issued bank guarantee.
[2]	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A in the amount of $6,093 and $5,427 as of December 31, 2012 and 2011, respectively (See Note 17).

Available-For-Sale Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available-For-Sale Marketable Securities [Abstract]
Available for sale marketable securities	$ 50,111
Interest receivable	$ 537

Available-For-Sale Marketable Securities (Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	$ 49,329
Gross unrealized gains	786
Gross unrealized losses	(4)
Available-for-sale securities Fair value	50,111
Government Debentures - Fixed And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	12,428
Gross unrealized gains	192
Gross unrealized losses
Available-for-sale securities Fair value	12,620
Corporate Debenture - Fix And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	36,901
Gross unrealized gains	594
Gross unrealized losses	(4)
Available-for-sale securities Fair value	$ 37,441

Available-For-Sale Marketable Securities (Contractual Maturities Of The Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available-For-Sale Marketable Securities [Abstract]
2014	$ 1,810
2015	9,735
2016	18,016
2017	13,659
2018 and after	2,920
Total contractual maturities of the available for sale securities	$ 46,140

Property, Plant And Equipment, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant And Equipment, Net [Abstract]
Depreciation expenses	$ 89,551	$ 93,666	$ 84,412
Grants received	36,990	29,367
Equipment produced for self use	$ 239,758	$ 173,649

Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Land, Buildings And Leasehold Improvements [Member]		Dec. 31, 2011 Land, Buildings And Leasehold Improvements [Member]		Dec. 31, 2012 Instruments, Machinery And Equipment [Member]		Dec. 31, 2011 Instruments, Machinery And Equipment [Member]		Dec. 31, 2012 Office Furniture And Other [Member]		Dec. 31, 2011 Office Furniture And Other [Member]		Dec. 31, 2012 Motor Vehicles And Airplanes [Member]		Dec. 31, 2011 Motor Vehicles And Airplanes [Member]		Dec. 31, 2012 Israel [Member] sqft		Dec. 31, 2012 U.S. [Member] sqft		Dec. 31, 2012 Other Countries [Member] sqft
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 1,243,744	[1]	$ 1,198,581	[1]	$ 373,286	[1],[2]	$ 361,246	[1],[2]	$ 641,911	[1],[3]	$ 629,290	[1],[3]	$ 95,080	[1]	$ 76,939	[1]	$ 133,467	[1]	$ 131,106	[1]
Accumulated depreciation	(742,458)		(680,973)
Depreciated cost	$ 501,286		$ 517,608
Real estate owned, square feet																					2,158,000	[4]	710,000	[5]	891,000	[6]
Real estate leased, square feet																					1,896,000	[4]	631,000	[5]	303,000	[6]

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $36,990 and $29,367 as of December 31, 2012 and 2011, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $239,758 and $173,649 as of December 31, 2012 and 2011, respectively.
[4]	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.
[5]	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.
[6]	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

Goodwill And Other Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets, Net [Abstract]
Amortization expenses	$ 49,245	$ 56,952	$ 47,729

Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 521,609	$ 520,886
Accumulated amortization	306,646	257,140
Amortized cost	214,963	263,746
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	254,798	254,668
Accumulated amortization	140,233	119,598
Expected useful lives, years	10 years
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	201,809	201,346
Accumulated amortization	137,356	115,352
Expected useful lives, years	6 years
Trademarks And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	65,002	64,872
Accumulated amortization	$ 29,057	$ 22,190
Expected useful lives, years	11 years

Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill And Other Intangible Assets, Net [Abstract]
2013	$ 45,734
2014	43,219
2015	36,901
2016	28,106
2017	16,556
2018 and after	$ 44,447

Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets, Net [Abstract]
Balance, at January 1,	$ 499,326
Net translation differences	1,272 [1]
Balance, at December 31,	$ 500,598

[1]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.

Short-Term Bank Credit And Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 181	$ 2,998
Weighted average interest rate	2.40%
Short-Term Loans [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans		158
Interest rate, minimum	2.50%
Short Term Bank Credit [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 181	$ 2,840
Interest rate, minimum	3.42%
Interest rate, maximum	5.00%

Other Payables And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Payroll and related expenses	$ 136,240		$ 143,805
Provision for vacation pay	47,236		43,401
Provision for income tax, net of advances	35,269		26,858
Other income tax liabilities	34,451		36,707
Value added tax ("VAT") payable	11,160		15,202
Provision for royalties	31,410		31,549
Provision for warranty	196,559		185,067
Derivative instruments	4,956		25,954
Deferred income tax, net	479
Provision for losses on long-term contracts	51,850	[1]	109,171	[1]
Other	154,840	[2]	138,815	[2]
Other payables and accrued expenses	704,450		756,529
Provision in related to cessation program with foreign customer	$ 5,167		$ 43,900

[1]	Includes a provision of $5,167 and $43,900 as of December 31, 2012 and 2011, respectively, related to the cessation of a program with a foreign customer (See Note 1(C)).
[2]	Primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.

Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Advances received	$ 782,482		$ 750,161
Less - Advances presented under long-term liabilities	156,497		154,696
Less - Advances deducted from inventories	104,297	[1]	150,195	[1]
Customer advances - Total	521,688		445,270
Less - Costs incurred on contracts in progress (See Note 5)	68,306		38,048
Customer advances in excess of costs incurred on contracts in progress	$ 453,382		$ 407,222

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, total	$ 205,525		$ 400,270
Less: current maturities	31,781		98,015
Long-term debt noncurrent	173,745		302,255
U.S. Dollars [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Interest percentage	Libor +1.25-2.5%	[1]
Long-term Debt, total	174,381	[1]	369,564	[1]
GBP [Member]
Debt Instrument [Line Items]
Interest percentage spread	2.20%
GBP [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Interest percentage	Libor + 1.11-3.28%
Long-term Debt, total	29,917		29,298
Other Currency [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Interest percentage	Libor + 1.7-4%
Long-term Debt, total	$ 1,228		$ 1,408
Maximum [Member] | U.S. Dollars [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	3 years	[2]
Interest percentage spread	2.50%	[1]
Maximum [Member] | GBP [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	3.28%
Maximum [Member] | Other Currency [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	4.00%
Minimum [Member] | U.S. Dollars [Member]
Debt Instrument [Line Items]
Interest percentage spread	1.25%
Minimum [Member] | U.S. Dollars [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	2 years	[2]
Interest percentage spread	1.25%	[1]
Minimum [Member] | GBP [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	1 year
Interest percentage spread	1.11%
Minimum [Member] | Other Currency [Member] | Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Years of maturity	1 year
Interest percentage spread	1.70%

[1]	For covenants see Note 20(F).
[2]	For Covenants see Note 20(F).

Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
2013 - current maturities	$ 31,781
2014	75,137
2015	16,895
2016	81,712
Long-term Debt, total	$ 205,525	$ 400,270

Series A Notes, Net Of Current Maturities (Narrative) (Details)	1 Months Ended						12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Jun. 30, 2010 USD ($) item	Jun. 30, 2010 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	May 31, 2012 4.84% First Amount [Member] ILS	May 31, 2012 4.84% Second Amount [Member] ILS	May 31, 2012 Average spread 2.02% [Member] USD ($)	May 31, 2012 Average spread 2.285% [Member] USD ($)	Dec. 31, 2012 LIBOR 0.45% [Member]
Derivative [Line Items]
Notes issued						1,100,000,000
Amount of Series A Note	24,407,000	92,000,000	217,420,000	807,000,000
Proceeds from issuance of Series A Notes	24,900,000	95,000,000	224,000,000	831,000,000	283,000,000		246,973,000		283,213,000
Number of equal annual installments associated with note, in installments					10	10
Description of maturity period					payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.	payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.
Fixed interest rate of Series A Notes					4.84%	4.84%	4.84%		4.84%
Maturity date of first interest payment					Dec 30, 2010	Dec 30, 2010
Interest expense on Series A Notes							10,787,000	5,753,000	4,395,000
Cross currency interest rate swap transaction term, in years							10 years
Cross currency interest rate swap, amount							287,000,000			1,100,000,000	807,000,000	92,000,000	217,300,000	24,100,000
Average spread on LIBOR							1.65%		1.84%				2.02%	2.29%	1.84%
Effective interest rate							0.45%
Fixed interest rate											4.84%
LIBOR measurement term, in months							6 months
Series A Notes issuance costs	94,000		2,010,000		2,530,000		2,035,000		2,530,000
Series A Notes issuance costs, discount			1,795,000		2,164,000
Premium amount	260,000		3,675,000
Amortization of deferred issuance costs			215,000		366,000		153,000	422,000	258,000
Amortization of Series A Notes discount (premium) and related issuance costs, net							$ 153,000	$ 422,000	$ (258,000)
Variable rate basis of fair value hedge transactions							Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were consumed.

Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Series A Notes, Net Of Current Maturities [Abstract]
Series A Notes	$ 450,040		$ 259,094
Less Current maturities	(58,275)		(29,612)
Carrying amount adjustments on Series A Notes	16,158	[1]	7,412	[1]
Premium (discount) on Series A Notes, net	687		(1,575)
Series A Notes, net of current maturities	$ 408,610		$ 235,319

[1]	As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA).

Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013 (current maturities)	$ 31,781
2014	75,137
2015	16,895
2016	81,712
Long-term Debt, total	205,525	400,270
Series A [Member]
Debt Instrument [Line Items]
2013 (current maturities)	58,275
2014	58,275
2015	58,275
2016	58,275
2017	58,275
2017 and after	175,510
Long-term Debt, total	$ 466,885

Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Eligibility age for normal retirement benefit plan, in years	65 years
Maximum employer contributions, in years	40 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Expected benefit payments, 2013	$ 4,072,000
Expected benefit payments, 2014	4,659,000
Expected benefit payments, 2015	5,258,000
Expected benefit payments, 2016	5,879,000
Expected benefit payments, 2017	6,587,000
Total expense	4,436,000	4,356,000	3,896,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	0.5
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	742,000	441,000	543,000
ESA contribution to the plan	133,000
Cash surrender value of the life insurance policies	3,867,000
Non-qualified defined contribution plan liabilitiy	3,976,000
Plan assets of life insurance policies, cash surrender	2,199,000
Related liability, pension payments	$ 3,015,000

Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 153,097	$ 119,983
Service cost	9,709	8,205	7,031
Interest cost	6,567	6,361	5,858
Exchange rate differences	299	(508)
Actuarial (gain) losses	10,747	21,313
Benefits paid	(3,329)	(2,257)
Benefit obligation at end of year	177,090	153,097	119,983
Fair value of Plans assets at beginning of year	81,780	69,493
Actual return on Plans' assets (net of expenses)	11,002	(722)
Employer contribution	12,341	15,266
Fair value of Plans' assets at end of year	101,794	81,780	69,493
Funded status	(75,296)	(71,317)
Unrecognized net actuarial loss	63,178	60,650
Unrecognized prior service cost	498	584
Net accrued benefit cost	(11,620)	(10,083)
Accrued benefit liability, current	(85)	(85)
Accrued benefit liability, non-current	(75,211)	(71,232)
Accumulated other comprehensive income (loss), pre-tax	63,676	61,234
Net amount recognized	(11,620)	(10,083)
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	3,145	2,914
Service cost	299	253
Interest cost	117	151
Actuarial (gain) losses	(688)	(63)
Employee contribution	17	19
Benefits paid	(107)	(129)
Benefit obligation at end of year	2,781	3,145
Fair value of Plans assets at beginning of year
Employer contribution	90	110
Fair value of Plans' assets at end of year
Funded status	(2,781)	(3,145)
Unrecognized net actuarial loss	246	455
Unrecognized prior service cost
Net accrued benefit cost	(2,535)	(2,690)
Accrued benefit liability, current	(175)	(111)
Accrued benefit liability, non-current	(2,606)	(3,034)
Accumulated other comprehensive income (loss), pre-tax	246	455
Net amount recognized	$ (2,535)	$ (2,690)

Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 9,709	$ 8,205	$ 7,031
Interest cost	6,567	6,361	5,858
Expected return on Plans' assets	(6,400)	(5,512)	(4,914)
Amortization of prior service cost	172	104	95
Amortization of transition amount	(131)	(147)	(130)
Amortization of net actuarial loss	4,107	1,988	1,769
Total net periodic benefit cost	14,023	10,999	9,709
Accumulated benefit obligation	167,667	144,682	112,643
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	299	253
Interest cost	117	151
Amortization of prior service cost	12	74
Amortization of net actuarial loss		22
Total net periodic benefit cost	$ 428	$ 500

Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.10%	4.40%
Expected long-term rate of return on Plans' assets	7.00%	7.30%
Rate of compensation increase	2.20%	2.40%
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.78%	3.78%
Health care cost trend rate assumed for next year	8.00%	8.50%
Ultimate health care cost trend rate	5.00%	5.00%

Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	57.50%	56.80%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	34.80%	36.10%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	7.70%	7.10%

Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	50.00%	56.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	40.00%	41.20%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%	2.80%

Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 101,794		$ 81,780	$ 69,493
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	38
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,153	[1]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	36,618	[2]
International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,554	[3]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	47,091	[4]
Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	12,340
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	101,794
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	38
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,153	[1]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	36,618	[2]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,554	[3]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	47,091	[4]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	12,340
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Observable Inputs (Level 2) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[1]
Significant Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[2]
Significant Observable Inputs (Level 2) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]
Significant Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[4]
Significant Observable Inputs (Level 2) [Member] | Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[1]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[2]
Significant Unobservable Inputs (Level 3) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[4]
Significant Unobservable Inputs (Level 3) [Member] | Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset

[1]	This category includes highly liquid daily traded cash-like vehicles.
[2]	This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.
[3]	This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
[4]	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Benefit Plans And Obligations For Termination Indemnity (Effect Of A 1% Change In The Health Care Cost Trend Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Net periodic benefit cost, 1% increase	$ 53
Net periodic benefit cost, 1% decrease	(46)
Benefit obligation, 1% increase	244
Benefit obligation, 1% decrease	$ (216)

Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate tax rates	25.00%	24.00%	25.00%
Period for certain income from approved enterprise program to be tax exempt, in years	2 years
Tax rate for certain income from approved enterprise program	25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years	8 years
Commencement of production maximum period for tax exempt income, in years	12 years
Period after date of approval which income is not longer tax exempt, in years	14 years
Alternative tax rate	25.00%
Minimum percentage of income from exports	25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises	$ 694,342
Income tax liability	173,585
Withholding tax rate	15.00%
Liability for unrecognized tax benefits	52,599	53,183	48,791
Accrued interest and penalties	8,449	5,916
Reduction in other income taxes liabilities		4,684	1,508
Taxes on income		0	800
Available carry forward tax losses	163,812
Available carry forward tax losses non-Israeli subsidiaries	$ 43,526
Reduced tax rate, payable period, in days	30 days
Development Area A [Member]
Tax rate in 2012	10.00%
Tax rate in 2013	7.00%
Tax rate in 2014	7.00%
Tax rate in 2015	6.00%
Other Regions [Member]
Tax rate in 2012	15.00%
Tax rate in 2013	12.50%
Tax rate in 2014	12.50%
Tax rate in 2015	12.00%
Maximum [Member]
Period of reduced tax rate for certain income from approved enterprise program, in years	10 years
Reduced tax rate, due to amendment law	17.50%
Minimum [Member]
Period of reduced tax rate for certain income from approved enterprise program, in years	5 years
Reduced tax rate, due to amendment law	6.00%

Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Domestic	$ 159,330	$ 95,226	$ 160,749
Foreign	17,712	8,778	38,612
Income before income taxes	$ 177,042	$ 104,004	$ 199,361

Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Current taxes: Domestic	$ 12,957	$ 13,896	$ 26,842
Current taxes: Foreign	6,454	1,328	16,616
Taxes on income, current	19,411	15,224	43,458
Adjustment for previous years: Domestic	(4,898)	2,009	(3,889)
Adjustment for previous years: Foreign	(633)	(2,308)	1,885
Adjustment for previous years, total	(5,531)	(299)	(2,004)
Deferred income tax: Domestic	6,686	(2,861)	(10,303)
Deferred income tax: Foreign	(3,467)	1,560	(7,114)
Deferred income tax expense (benefit), total	3,219	(1,301)	(17,417)
Actual tax expenses	17,099	13,624	24,037
Domestic	14,745	13,044	12,650
Foreign	2,354	580	11,387
Total taxes on income from continuing operations	$ 17,099	$ 13,624	$ 24,037

Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Balance at the beginning of the year	$ 53,183	$ 48,791
Additions related to interest and currency transaction	3,695	405
Additions based on tax positions taken during a prior period	5,925	5,336
Reduction related to tax positions taken during a prior period	(8,660)	(3,746)
Reductions related to settlement of tax matters	(117)	(4,684)
Additions based on tax positions taken during the current period	5,998	8,305
Reduction related to a lapse of applicable statute of limitation	(7,426)	(1,224)
Balance at the end of the year	$ 52,599	$ 53,183

Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Reserves and allowances	$ 41,190	$ 45,069
Inventory allowances	6,345	6,328
Property, plant and equipment	7,414	4,134
Others	17,819	22,415
Net operating loss carry-forwards	18,989	20,881
Gross deferred tax assets	91,757	98,827
Valuation allowance	(3,527)	(1,302)
Net deferred tax assets	88,230	97,525
Intangible assets	(33,064)	(40,386)
Property, plant and equipment	(18,882)	(17,737)
Reserves and allowances	(4,134)
Net deferred tax liabilities	(56,080)	(58,123)
Net deferred tax assets	32,150	39,402
Current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	10,451	15,939
Inventory allowances	6,345	6,328
Property, plant and equipment	1,317	1,087
Others	6,899	10,242
Net operating loss carry-forwards	7,399	1,667
Gross deferred tax assets	32,411	35,263
Valuation allowance	(610)
Net deferred tax assets	31,801	35,263
Property, plant and equipment	(18)
Reserves and allowances	(461)
Net deferred tax liabilities	(479)
Net deferred tax assets	31,322	35,263
Non-current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	30,739	29,130
Property, plant and equipment	6,097	3,047
Others	10,920	12,173
Net operating loss carry-forwards	11,590	19,214
Gross deferred tax assets	56,346	65,564
Valuation allowance	(2,917)	(1,302)
Net deferred tax assets	56,429	63,564
Intangible assets	(33,064)	(40,386)
Property, plant and equipment	(18,864)	(17,737)
Reserves and allowances	(3,673)
Net deferred tax liabilities	(55,601)	(58,123)
Net deferred tax assets	$ 828	$ 4,139

Taxes On Income (Schedule Of Deferred Taxes As Reflected In The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Current deferred income tax assets (Note 4)	$ 31,801	$ 35,263
Current deferred income tax liabilities (Note 13)	479
Non-current deferred income tax assets	31,465	36,130
Non-current deferred income tax liabilities	$ 30,639	$ 31,991

Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 177,042		$ 104,004		$ 199,361
Statutory tax rate	25.00%		24.00%		25.00%
Theoretical tax expense	44,261		24,961		49,840
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits	(26,098)	[1]	(11,451)	[1]	(20,528)	[1]
Tax adjustment in respect of different tax rates for foreign subsidiaries	5,469		2,721		5,382
Changes in carry-forward losses and valuation allowance	1,643		(125)		(8,006)
Increase in taxes resulting from non-deductible expenses	1,426		1,105		3,020
Difference in basis of measurement for financial reporting and tax return purposes	(3,240)		(2,375)		(3,370)
Taxes in respect of prior years	(5,531)		(299)		(2,004)
Other differences, net	(831)		(913)		(237)
Actual tax expenses	$ 17,099		$ 13,624		$ 24,037
Effective tax rate	9.66%		13.10%		12.06%
Basic	$ 0.62		$ 0.27		$ 0.48
Diluted	$ 0.62		$ 0.27		$ 0.47

[1]	Net earnings per share - amounts of the benefit resulting from the Approved and Privileged Enterprises

Derivative Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Net effect of the cross-currency swaps	$ 11,981
Amount offset against exchange rate difference	2,900
Amount offset against interest expenses	$ 9,081

Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 43,515	[1]	$ 18,785	[1]
Liability Derivatives	3,095	[2]	23,914	[2]
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	3,638	[1]	4,847	[1]
Liability Derivatives	1,897	[2]	2,040	[2]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	21,100	[1]	9,908	[1]
Liability Derivatives	3,095	[2]	23,914	[2]
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	3,638	[1]	4,847	[1]
Liability Derivatives	1,897	[2]	1,363	[2]
Cross Currency Interest Rate Swaps [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	22,415	[1]	8,877	[1]
Option Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives			$ 677	[2]

[1]	Presented as part of other assets receivables and long term other receivables.
[2]	Presented as part of other payables and long term other payables.

Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) (Foreign Exchange Contracts [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	$ 12,277		$ (13,914)
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	(15,831)	[1]	7,438	[1]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	180	[2]	585	[2]
Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	$ 150	[2]	$ 461	[2]

[1]	Presented as part of revenues/cost of sales
[2]	Presented as part of financial income (expenses), net

Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) (Forward Contracts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	$ 496,288	$ 756,068
Notional amount of foreign currency derivative sale contracts	174,835	233,466
Euro
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	60,665	57,022
Notional amount of foreign currency derivative sale contracts	131,696	154,251
GBP [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	45,262	30,868
Notional amount of foreign currency derivative sale contracts	28,268	45,095
NIS [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	386,017	654,105
Other Currency [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	4,344	14,073
Notional amount of foreign currency derivative sale contracts	$ 14,871	$ 34,120

Commitments And Contingent Liabilities (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Nov. 30, 2012	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Royalties expenses			$ 2,976,000	$ 2,524,000	$ 3,012,000
Outstanding buy-back obligations			748,000,000
Filed claims	40,000,000					10,000,000
Recovery seeking from complaint	74,000,000	16,000,000
Lease expenses			16,466,000	17,837,000	15,233,000
Lease agreement period, in years			15 years
Expected lease fee per annum			3,000
Guarantees issued by banks to secure certain advances from customers and performance bonds			1,069,700,000
Amount guaranteed in respect of credit lines granted by banks			7,514,000	7,656,000
Purchase commitments			949,000,000	1,026,000,000
Secure bank and bank guarantees amount			1,069,700,000
Total amount of project			11,500,000
Customer advances and performance guarantees			2,700,000
Accrual contingency liabilities			$ 2,100,000
Elop [Member]
Loss Contingencies [Line Items]
Holding percentage of share capital issued			14.00%
Ownership percentage fully diluted basis			7.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program			5.00%
Maximum amount of royalties paid, percentage			150.00%
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program			2.00%
Maximum amount of royalties paid, percentage			100.00%

Commitments And Contingent Liabilities (Future Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 34,084
2014	29,197
2015	21,045
2016	18,698
2017	13,800
2018 and thereafter	93,083 [1]
Future minimum lease commitments, total	$ 209,907

[1]	During 2012 the Company entered into lease agreement for a new complex with Ogen Yielding Real Estate Ltd. The lease period of the new complex is 15 years that will begin after the conclusion of the construction during 2015. The expected lease fee will be approximately $3,000 per annum.

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended					12 Months Ended
	Nov. 13, 2012	Nov. 15, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Nov. 15, 2011 2007 Stock Option Plan [Member]	Jan. 31, 2007 2007 Stock Option Plan [Member]	Dec. 31, 2012 2007 Stock Option Plan [Member]	Dec. 31, 2012 Elbit Systems' Stock Options Plans [Member]	Jan. 31, 2007 Elbit Systems' Stock Options Plans [Member]	Jan. 31, 2007 Regular Options [Member] 2007 Stock Option Plan [Member]	Jan. 31, 2007 Cashless Options [Member] 2007 Stock Option Plan [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Phantom Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options vested period from the date of grant, years							6 years	5 years
Options exercisable			1,271,266	1,292,806	963,289						1,250,000	1,250,000	1,250,000
Period measuring the average closing price, in days			30 days
Percent vested and exercisable from the second anniversary of the commencement date			50.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Remaining percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Options expiration date		2013
Options available for future grant under the Plan									58,626
Aggregate intrinsic value of outstanding options			$ 4,294	$ 5,605
Total intrinsic value of options exercised			480
Total unrecognized compensation cost related to share-based compensation arrangements granted										982
Expected cost recognition period, in years			2 years
Options vested and expected to be vested			1,384,852
Options vested and expected to be vested, weighted average exercise price			$ 36.95
Weighted average remaining contractual life of exercisable options, in years			1 year
Aggregate intrinsic value of exercisable options			4,299
Compensation expense	2,400	980													312
Compensation expense recognized in income statement			3,326	1,996	5,211
Stock repurchase program, number of shares authorized to be repurchased						1,000,000
Stock repurchased during period, shares			759,632	240,368
Treasury stock, value, acquired			$ 26,006	$ 10,101
Percent of SARs granted that are exercisable on the first anniversary of the grant date			25.00%
Additional percentages of SARs that are exercisable on each of the three subsequent anniversaries after the first anniversary			25.00%
SARs outstanding number														30,000
SARs, number vested														27,750
SARs, weighted average exercise price per share														$ 59.36
Period from grant date each tranche has a benefit accumulation period, in years															3 years
Period prior to grant date where basic price is determined, in days															30 days
Percentage limited increase of benefit to be paid in the share price															100.00%
Maximum term of SAR from the grant date, years														5 years
Granted, Number of options			30,000	63,300	28,000
Options allocated for Plan															325,000
Available for grant, basic price															$ 33

Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Outstanding-beginning of the year, Number of options	1,450,890	1,635,305	1,858,250
Granted, Number of options	30,000	63,300	28,000
Exercised, Number of options	(69,898)	(226,965)	(223,020)
Forfeited, Number of options	(25,500)	(20,750)	(27,925)
Outstanding-end of the year, Number of options	1,385,492	1,450,890	1,635,305
Options exercisable at the end of the year, Number of options	1,271,266	1,292,806	963,289
Outstanding-beginning of the year, Weighted average exercise price	$ 37.07	$ 35.96	$ 35.24
Granted, Weighted average exercise price	$ 35.21	$ 50.74	$ 52.23
Exercised, Weighted average exercise price	$ 33.19	$ 32.41	$ 32.53
Forfeited, Weighted average exercise price	$ 51.83	$ 42.33	$ 31.91
Outstanding-end of the year, Weighted average exercise price	$ 36.95	$ 37.07	$ 35.96
Options exercisable at the end of the year, Weighted average exercise price	$ 36.07	$ 35.17	$ 34.7

Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) ($33.10 - $63.85 [Member], USD $)	12 Months Ended
Dec. 31, 2012
$33.10 - $63.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	$ 33.1
Exercise price, Upper limit	$ 63.85
Options outstanding, Number of options	1,385,492
Options outstanding, Weighted average remaining contractual life (years)	1 year 2 months 27 days
Options outstanding, Weighted average exercise price per share	$ 36.95
Options exercisable, Number of options	1,271,266
Options exercisable, Weighted average exercise price per share	$ 36.07

Shareholders' Equity (Compensation Expenses Before Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 3,326	$ 1,996	$ 5,211
Cost Of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,785	924	2,353
R&D And Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	425	458	954
General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 1,116	$ 614	$ 1,904

Shareholders' Equity (Weighted Average Exercise Price And Fair Value Of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Weighted average exercise price per share, Less than market price	$ 35.21	$ 50.74	$ 52.23
Weighted average fair value on grant date, Less than market price, per share	$ 8.45	$ 12.12	$ 11.99

Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Shareholders' Equity [Abstract]
Basic net earnings	$ 167,879	[1]	$ 90,288		$ 183,498
Weighted average number of shares, basic net earnings	42,190	[1]	42,764	[1]	42,645	[1]
Basic net earnings per share	$ 3.98		$ 2.11		$ 4.3
Employee stock options, Per Share amount	87	[1]	367	[1]	572	[1]
Weighted average number of shares, diluted net earnings	42,277	[1]	43,131	[1]	43,217	[1]
Diluted net earnings per share	$ 3.97		$ 2.09		$ 4.25

[1]	In thousands

Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 2,888,607	$ 2,817,465	$ 2,670,133
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	561,142	552,379	541,749
North America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	909,395	890,686	843,985
Israel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	519,852	697,261	650,956
Latin America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	258,761	165,516	152,147
Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	568,458	459,952	459,572
Other Areas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 70,999	$ 51,671	$ 21,724

Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue	$ 2,888,607		$ 2,817,465		$ 2,670,133
Airborne Systems [Member]
Revenue from External Customer [Line Items]
Revenue	1,054,468		969,446		791,111
Land Vehicles Systems [Member]
Revenue from External Customer [Line Items]
Revenue	374,487		405,294		363,245
C4 ISR Systems [Member]
Revenue from External Customer [Line Items]
Revenue	1,017,638		996,382		1,019,068
Electro-Optic Systems [Member]
Revenue from External Customer [Line Items]
Revenue	324,135		300,158		368,808
Others [Member]
Revenue from External Customer [Line Items]
Revenue	$ 117,879	[1]	$ 146,185	[1]	$ 127,901	[1]

[1]	Mainly non-defense engineering and production services.

Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Israeli Ministry Of Defense [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	15.00%	23.00%	23.00%
U.S. Government [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	8.00%	8.00%	7.00%

Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,216,847	$ 1,280,680	$ 1,300,515
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	863,945	875,935	985,953
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	208,309	208,640	225,217
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 144,594	$ 196,105	$ 89,345

Research And Development Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research And Development Expenses, Net [Abstract]
Total expenses	$ 276,458	$ 288,668	$ 268,578
Less - grants and participations	(43,071)	(47,576)	(34,447)
Research and development, net	$ 233,387	$ 241,092	$ 234,131

Financial Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Expenses, Net [Abstract]
Interest on long-term bank debt	$ (7,148)	$ (7,214)	$ (6,968)
Interest on Series A Notes	(10,787)	(5,753)	(4,395)
Interest on short-term bank credit and loans	(2,528)	(3,802)	(1,699)
Loss on marketable securities		(2,464)
Gain (loss) from exchange rate differences, net	126	7,565	(9,094)
Other	(9,922)	(10,839)	(4,330)
Interest Expense, Total	(30,259)	(22,507)	(26,486)
Interest on cash, cash equivalents and bank deposits	1,821	2,579	3,224
Other	2,353	6,359	2,011
Interest Income, Total	4,173	8,938	5,235
Financial expenses, net	$ (26,086)	$ (13,569)	$ (21,251)

Other Income, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income, Net [Abstract]
Gain from sale of Mediguide shares			$ 12,809	[1]
Other	78	1,909	450
Other income, net	$ 78	$ 1,909	$ 13,259

[1]	Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2010.

Related Parties Transactions And Balances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Parties Transactions And Balances [Abstract]
Sales to affiliated companies	$ 98,884	[1]	$ 53,490	[1]	$ 33,124	[1]
Participation in expenses			3,923		3,955
Supplies from affiliated companies	10,908	[2]	44,840	[2]	57,339	[2]
Trade receivables and other receivables	24,121	[1]	21,696	[1]
Trade payables and advances	$ 18,475	[2]	$ 17,767	[2]

[1]	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
[2]	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.

Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Provisions For Losses On Long Term Contracts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 196,980	[1]	$ 136,070	[1]	$ 136,341	[1]
Additions (Charged to Costs and Expenses)	32,996	[1]	104,560	[1]	35,443	[1]
Deductions (Write-Offs and Actual Losses Incurred)	100,761	[1]	43,650	[1]	36,360	[1]
Additions Resulting from Acquisitions					646	[1]
Balance at End of Period	129,215	[1]	196,980	[1]	136,070	[1]
Deduction from inventories	64,065		74,509		74,407
Other accrued expenses	65,150		122,471		61,663
Amount related to cessation of program with a foreign customer	18,467		57,189
Portion of cessation program with a foreign customer included in long-term liabilities	13,300
Provisions For Claims And Potential Contractual Penalties And Others [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	8,236		6,618		5,864
Additions (Charged to Costs and Expenses)	648		2,160		1,262
Deductions (Write-Offs and Actual Losses Incurred)	2,038		542		1,103
Additions Resulting from Acquisitions					595
Balance at End of Period	6,846		8,236		6,618
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	6,861		11,215		7,885
Additions (Charged to Costs and Expenses)	2,865		56		904
Deductions (Write-Offs and Actual Losses Incurred)	598		4,410		349
Additions Resulting from Acquisitions					2,775
Balance at End of Period	9,128		6,861		11,215
Valuation Allowance On Deferred Taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,302		160	[2]	34,776	[2]
Additions (Charged to Costs and Expenses)	3,395		1,302
Deductions (Write-Offs and Actual Losses Incurred)	1,169		160		34,616	[2]
Balance at End of Period	3,528		1,302		160	[2]
Prior year valuation on allowance deferred taxes adjustment	$ 21,500

[1]	* An amount of $74,407, $74,509 and $64,065 as of December 31, 2010, 2011 and 2012, respectively, is presented as a deduction from inventories, and an amount of $61,663, $122,471 and $65,150 as of December 31, 2010, 2011 and 2012, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." An amount of $57,189 and $18,467 as of December 31, 2011 and 2012, respectively, is presented as other accrued expenses and is related to the cessation of a program with a foreign customer, of which $13,300 was included in long-term liabilities.
[2]	An amount of $21,500 was deducted as a result of a prior year adjustment.